UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.5%
		Basic Materials: 0.7%
2,930,000	#	Air Liquide Finance SA, 1.750%, 09/27/21	$2,926,806	0.1
2,100,000	#	Air Liquide Finance SA, 2.250%, 09/27/23	2,109,977	0.0
4,000,000	L	ArcelorMittal, 6.500%, 03/01/21	4,470,000	0.1
793,000		Barrick Gold Corp., 4.100%, 05/01/23	859,075	0.0
4,870,000		Eastman Chemical Co., 2.700%, 01/15/20	4,999,542	0.1
4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,601,732	0.1
6,047,000	#	Glencore Funding LLC, 2.875%, 04/16/20	6,003,619	0.1
2,804,000		Goldcorp, Inc., 3.700%, 03/15/23	2,915,165	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,040,120	0.0
4,000,000	#	Westlake Chemical Corp., 4.625%, 02/15/21	4,190,000	0.1
			34,116,036	0.7

		Communications: 3.4%
2,002,000		21st Century Fox America, Inc., 3.000%, 09/15/22	2,087,808	0.0
6,026,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	6,322,075	0.1
6,008,000		AT&T, Inc., 2.800%, 02/17/21	6,188,546	0.1
4,368,000		AT&T, Inc., 3.600%, 02/17/23	4,612,062	0.1
3,818,000		AT&T, Inc., 3.800%, 03/15/22	4,094,794	0.1
10,599,000		AT&T, Inc., 4.125%, 02/17/26	11,481,992	0.2
1,909,000	#	AT&T, Inc., 4.550%, 03/09/49	1,929,839	0.0
6,038,000		AT&T, Inc., 4.800%, 06/15/44	6,377,855	0.1
2,364,000		AT&T, Inc., 5.150%, 03/15/42	2,580,226	0.1
184,000		AT&T, Inc., 5.350%, 09/01/40	207,281	0.0
5,402,000		CBS Corp., 2.900%, 01/15/27	5,282,108	0.1
2,997,000		CBS Corp., 4.600%, 01/15/45	3,095,167	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	522,500	0.0
4,297,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	4,645,886	0.1
5,206,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	5,757,461	0.1
3,300,000		Cisco Systems, Inc., 2.200%, 09/20/23	3,329,248	0.1
4,110,000		Cisco Systems, Inc., 2.500%, 09/20/26	4,162,834	0.1
3,565,000		Comcast Corp., 2.350%, 01/15/27	3,514,876	0.1
8,314,000		Comcast Corp., 3.150%, 03/01/26	8,808,700	0.2
1,000,000	L	CSC Holdings LLC, 5.250%, 06/01/24	952,500	0.0
1,000,000		DISH DBS Corp., 5.125%, 05/01/20	1,040,000	0.0
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	975,000	0.0
621,000		eBay, Inc., 3.450%, 08/01/24	646,217	0.0
4,050,000		eBay, Inc., 3.800%, 03/09/22	4,336,558	0.1
3,052,000		eBay, Inc., 4.000%, 07/15/42	2,813,489	0.1
575,000		Netflix, Inc., 5.750%, 03/01/24	621,000	0.0
2,800,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	2,922,500	0.1
2,040,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	2,095,806	0.1
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,459,140	0.0
3,953,000		Time Warner Cable LLC, 5.875%, 11/15/40	4,413,382	0.1
4,577,000		Time Warner Cable, Inc., 5.350%, 12/15/43	5,479,864	0.1
6,357,000		Time Warner, Inc., 4.050%, 12/15/23	7,016,424	0.2
3,066,000		Time Warner, Inc., 4.850%, 07/15/45	3,449,676	0.1
914,000		Time Warner, Inc., 6.500%, 11/15/36	1,187,225	0.0
1,000,000		T-Mobile USA, Inc., 6.731%, 04/28/22	1,053,750	0.0
3,560,000		Verizon Communications, Inc., 2.625%, 08/15/26	3,500,576	0.1
7,380,000		Verizon Communications, Inc., 3.000%, 11/01/21	7,731,480	0.2
6,152,000		Verizon Communications, Inc., 3.500%, 11/01/24	6,576,937	0.1
909,000		Verizon Communications, Inc., 4.150%, 03/15/24	1,005,423	0.0
2,084,000		Verizon Communications, Inc., 4.862%, 08/21/46	2,349,829	0.1
1,785,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,985,357	0.0
3,988,000		Verizon Communications, Inc., 5.050%, 03/15/34	4,503,844	0.1
8,166,000		Verizon Communications, Inc., 5.150%, 09/15/23	9,518,265	0.2
886,000		Walt Disney Co., 3.000%, 07/30/46	835,205	0.0
			163,470,705	3.4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.7%
3,810,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	$3,905,631	0.1
3,780,000	#	BMW US Capital LLC, 2.250%, 09/15/23	3,770,735	0.1
3,868,000		CVS Health Corp., 3.500%, 07/20/22	4,145,916	0.1
3,163,000		CVS Health Corp., 5.125%, 07/20/45	3,872,040	0.1
77,085		CVS Pass-Through Trust, 6.943%, 01/10/30	94,145	0.0
1,590,000		Ford Motor Co., 4.750%, 01/15/43	1,663,743	0.0
2,728,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	2,885,116	0.1
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,930,084	0.0
3,114,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	3,175,741	0.1
4,930,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	4,996,289	0.1
4,380,000		General Motors Financial Co., Inc., 4.200%, 03/01/21	4,614,199	0.1
2,367,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,444,323	0.0
908,000		Kohl's Corp., 5.550%, 07/17/45	895,411	0.0
5,650,000		Lowe's Cos, Inc., 3.700%, 04/15/46	5,827,235	0.1
4,890,000		McDonald's Corp., 4.875%, 12/09/45	5,712,879	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,918,636	0.1
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	204,800	0.0
2,700,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	2,739,639	0.1
3,890,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	4,244,072	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,605,780	0.0
3,310,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	3,388,943	0.1
5,520,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	5,544,288	0.1
8,310,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	8,310,000	0.2
			81,889,645	1.7

		Consumer, Non-cyclical: 6.4%
3,850,000		AbbVie, Inc., 2.850%, 05/14/23	3,915,492	0.1
1,780,000		AbbVie, Inc., 3.200%, 11/06/22	1,856,173	0.0
4,640,000		AbbVie, Inc., 3.200%, 05/14/26	4,709,730	0.1
5,340,000		AbbVie, Inc., 4.450%, 05/14/46	5,614,465	0.1
1,590,000		Actavis Funding SCS, 3.450%, 03/15/22	1,671,389	0.0
3,578,000		Aetna, Inc., 2.800%, 06/15/23	3,660,240	0.1
6,249,000		Aetna, Inc., 4.375%, 06/15/46	6,588,014	0.1
4,350,000		Amgen, Inc., 2.600%, 08/19/26	4,292,593	0.1
499,000		Amsurg Corp., 5.625%, 07/15/22	512,099	0.0
20,689,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	22,198,469	0.5
3,932,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	4,539,848	0.1
5,230,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	5,726,881	0.1
4,120,000	#	BAT International Finance PLC, 3.500%, 06/15/22	4,427,364	0.1
6,210,000		Baxter International, Inc., 2.600%, 08/15/26	6,155,687	0.1
2,355,000		Becton Dickinson & Co., 2.675%, 12/15/19	2,433,695	0.1
4,607,000		Becton Dickinson and Co., 1.800%, 12/15/17	4,630,860	0.1
3,262,000		Biogen, Inc., 4.050%, 09/15/25	3,560,091	0.1
4,374,000		Cardinal Health, Inc., 2.400%, 11/15/19	4,474,576	0.1
7,362,000		Celgene Corp., 2.250%, 05/15/19	7,491,262	0.2
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	4,225,000	0.1
2,220,000		Danaher Corp., 3.350%, 09/15/25	2,417,924	0.1
2,470,000		Express Scripts Holding Co., 3.400%, 03/01/27	2,490,985	0.1
3,560,000		Express Scripts Holding Co., 3.000%, 07/15/23	3,622,425	0.1
4,701,000		General Mills, Inc., 2.200%, 10/21/19	4,800,435	0.1
4,080,000		Gilead Sciences, Inc., 2.950%, 03/01/27	4,131,126	0.1
9,610,000		Gilead Sciences, Inc., 4.150%, 03/01/47	9,902,298	0.2
1,000,000		HCA, Inc., 5.875%, 03/15/22	1,110,000	0.0
1,334,000		Humana, Inc., 3.150%, 12/01/22	1,386,937	0.0
3,770,000	#	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,896,122	0.1
4,260,000	#	Imperial Brands Finance PLC, 3.750%, 07/21/22	4,526,489	0.1
4,380,000		Johnson & Johnson, 2.450%, 03/01/26	4,509,705	0.1
3,691,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	3,828,623	0.1
4,001,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	4,339,176	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,660,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	$3,898,734	0.1
5,619,000		Kroger Co., 2.300%, 01/15/19	5,723,463	0.1
5,390,000		Kroger Co., 2.650%, 10/15/26	5,371,000	0.1
7,026,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	7,163,822	0.1
4,460,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	4,650,857	0.1
5,783,000		McKesson Corp., 2.284%, 03/15/19	5,888,291	0.1
2,930,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	3,054,777	0.1
5,843,000		Medtronic, Inc., 3.150%, 03/15/22	6,213,861	0.1
7,921,000		Medtronic, Inc., 3.500%, 03/15/25	8,544,121	0.2
4,723,000		Medtronic, Inc., 4.375%, 03/15/35	5,373,244	0.1
7,534,000		Merck & Co., Inc., 2.350%, 02/10/22	7,758,295	0.2
3,675,000	#	Mylan NV, 3.150%, 06/15/21	3,748,261	0.1
2,830,000	#	Mylan NV, 3.750%, 12/15/20	2,958,578	0.1
3,845,000	#	Mylan NV, 3.950%, 06/15/26	3,883,727	0.1
5,379,000		PepsiCo, Inc., 4.450%, 04/14/46	6,380,505	0.1
5,154,000		Pfizer, Inc., 2.750%, 06/03/26	5,337,307	0.1
5,095,000		Pfizer, Inc., 4.400%, 05/15/44	5,916,080	0.1
5,876,000		Philip Morris International, Inc., 4.250%, 11/10/44	6,556,012	0.1
1,328,000		Reynolds American, Inc., 4.450%, 06/12/25	1,485,140	0.0
1,533,000		Reynolds American, Inc., 5.700%, 08/15/35	1,904,072	0.0
4,275,000		Reynolds American, Inc., 5.850%, 08/15/45	5,570,663	0.1
470,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	478,225	0.0
10,760,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	10,826,131	0.2
3,378,000		St Jude Medical, Inc., 2.800%, 09/15/20	3,485,444	0.1
2,200,000		Sysco Corp., 2.500%, 07/15/21	2,249,795	0.0
4,420,000		Sysco Corp., 2.600%, 10/01/20	4,554,806	0.1
2,990,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	3,003,279	0.1
5,450,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	5,490,532	0.1
3,760,000		Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	3,755,702	0.1
5,000,000	#	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,487,500	0.1
2,935,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	3,025,463	0.1
			302,383,860	6.4

		Diversified: 0.1%
6,451,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	6,771,447	0.1

		Energy: 3.5%
4,050,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	4,367,366	0.1
6,900,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	7,646,670	0.2
5,420,000		BP Capital Markets PLC, 2.315%, 02/13/20	5,534,031	0.1
3,998,000		BP Capital Markets PLC, 3.062%, 03/17/22	4,191,063	0.1
3,460,000		BP Capital Markets PLC, 3.119%, 05/04/26	3,558,046	0.1
1,937,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,920,179	0.0
4,924,000		Chevron Corp., 2.100%, 05/16/21	5,009,008	0.1
5,824,000		Chevron Corp., 2.419%, 11/17/20	5,992,116	0.1
6,990,000		Chevron Corp., 2.954%, 05/16/26	7,236,181	0.2
2,522,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,745,628	0.1
4,150,000	L	ConocoPhillips Co., 4.950%, 03/15/26	4,687,433	0.1
4,760,000		Enable Midstream Partners L.P., 3.900%, 05/15/24	4,448,249	0.1
2,932,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	3,415,888	0.1
2,018,000		Enbridge, Inc., 3.500%, 06/10/24	2,009,032	0.0
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	821,989	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,327,474	0.1
2,091,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,157,943	0.0
1,540,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,599,623	0.0
3,058,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	3,234,581	0.1
424,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	483,320	0.0
3,510,000		Exxon Mobil Corp., 2.726%, 03/01/23	3,638,620	0.1
4,149,000		Exxon Mobil Corp., 3.043%, 03/01/26	4,349,214	0.1
4,200,000		Hess Corp., 4.300%, 04/01/27	4,243,378	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,870,000		Hess Corp., 5.800%, 04/01/47	$2,947,875	0.1
2,700,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	2,784,955	0.1
5,393,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	5,588,663	0.1
3,893,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	3,925,304	0.1
2,116,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	2,204,267	0.0
262,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	250,994	0.0
2,271,000		Marathon Petroleum Corp., 5.000%, 09/15/54	2,004,257	0.0
3,967,000		Marathon Petroleum Corp., 6.500%, 03/01/41	4,359,634	0.1
5,878,000		Occidental Petroleum Corp., 3.500%, 06/15/25	6,268,746	0.1
1,067,000		Regency Energy Partners L.P., 4.500%, 11/01/23	1,076,239	0.0
1,067,000		Regency Energy Partners L.P., 5.500%, 04/15/23	1,102,762	0.0
4,050,000		Shell International Finance BV, 2.250%, 11/10/20	4,127,861	0.1
7,530,000		Shell International Finance BV, 3.250%, 05/11/25	7,946,228	0.2
1,780,000		Shell International Finance BV, 4.375%, 05/11/45	1,927,341	0.0
8,808,000		Shell International Finance BV, 4.000%, 05/10/46	9,058,500	0.2
7,090,000		Statoil ASA, 2.450%, 01/17/23	7,237,231	0.2
1,891,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,968,270	0.0
2,200,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	2,261,002	0.1
8,967,000		Williams Partners L.P., 3.600%, 03/15/22	9,134,387	0.2
			163,791,548	3.5

		Financial: 12.0%
8,044,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	8,217,364	0.2
5,220,000	#,L	ABN AMRO Bank NV, 4.800%, 04/18/26	5,556,048	0.1
8,766,400		Aegon NV, 1.428%, 07/29/49	5,768,642	0.1
2,010,000		American International Group, Inc., 3.750%, 07/10/25	2,113,224	0.0
4,628,000		American International Group, Inc., 4.500%, 07/16/44	4,744,399	0.1
354,000		American International Group, Inc., 8.175%, 05/15/68	474,625	0.0
5,170,000		Air Lease Corp., 3.000%, 09/15/23	5,124,142	0.1
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,762,000	0.1
7,019,000		American Tower Corp., 3.500%, 01/31/23	7,333,893	0.2
9,320,000	#	Athene Global Funding, 2.875%, 10/23/18	9,301,472	0.2
5,378,000		AvalonBay Communities, Inc., 2.900%, 10/15/26	5,367,669	0.1
3,077,000		Bank of America Corp., 2.625%, 10/19/20	3,143,251	0.1
7,900,000		Bank of America Corp., 3.875%, 08/01/25	8,460,458	0.2
1,732,000		Bank of America Corp., 3.950%, 04/21/25	1,797,227	0.0
4,587,000		Bank of America Corp., 4.250%, 10/22/26	4,864,174	0.1
2,258,000		Bank of America Corp., 4.200%, 08/26/24	2,391,719	0.0
3,340,000		Bank of America Corp., 4.000%, 04/01/24	3,606,896	0.1
1,702,000		Bank of America Corp., 4.750%, 04/21/45	1,831,556	0.0
2,600,000		Bank of Montreal, 1.500%, 07/18/19	2,595,367	0.1
6,475,000	#	Barclays Bank PLC, 6.050%, 12/04/17	6,774,320	0.1
9,552,000		Barclays PLC, 3.250%, 01/12/21	9,735,570	0.2
3,247,000	#	BNP Paribas SA, 4.375%, 09/28/25	3,333,133	0.1
5,043,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	5,080,853	0.1
5,375,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	5,307,812	0.1
5,410,000		Boston Properties L.P., 2.750%, 10/01/26	5,313,302	0.1
3,335,000	#	BPCE SA, 5.150%, 07/21/24	3,515,300	0.1
5,160,000		Capital One Financial Corp., 3.750%, 07/28/26	5,198,148	0.1
2,310,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	2,313,361	0.0
6,370,000		Chubb INA Holdings, Inc., 2.300%, 11/03/20	6,539,773	0.1
2,990,000		Citigroup, Inc., 4.125%, 07/25/28	3,059,030	0.1
8,273,000		Citigroup, Inc., 4.450%, 09/29/27	8,682,183	0.2
4,879,000		Citigroup, Inc., 5.500%, 09/13/25	5,577,307	0.1
12,027,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	12,211,663	0.3
2,757,000	#	Citizens Financial Group, Inc., 4.150%, 09/28/22	2,857,829	0.1
9,025,000	#	Commonwealth Bank of Australia, 2.850%, 05/18/26	9,161,620	0.2
6,240,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	6,600,772	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,370,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	$1,664,550	0.0
5,010,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/21	5,141,112	0.1
4,514,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,908,975	0.1
1,961,000		Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	1,952,934	0.0
5,703,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	5,834,312	0.1
3,550,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	3,626,289	0.1
6,922,000		Credit Suisse/New York NY, 1.750%, 01/29/18	6,924,257	0.1
1,000,000		Equinix, Inc., 5.375%, 04/01/23	1,053,750	0.0
5,836,000		Equity One, Inc., 3.750%, 11/15/22	6,063,832	0.1
8,648,000		Fifth Third Bancorp, 4.500%, 06/01/18	8,991,230	0.2
3,470,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	3,531,884	0.1
7,969,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	8,106,481	0.2
1,373,000		Goldman Sachs Group, Inc., 2.750%, 09/15/20	1,407,768	0.0
1,388,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	1,420,486	0.0
7,135,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	7,527,354	0.2
1,922,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	2,109,143	0.0
3,984,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	5,098,209	0.1
3,770,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	4,880,770	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,421,060	0.1
3,170,000		HCP, Inc., 3.875%, 08/15/24	3,251,815	0.1
1,910,000		HCP, Inc., 4.000%, 12/01/22	2,021,315	0.0
3,918,000		HCP, Inc., 4.000%, 06/01/25	4,032,457	0.1
6,130,000		HSBC Holdings PLC, 2.650%, 01/05/22	6,114,093	0.1
7,656,000		Huntington National Bank, 2.200%, 11/06/18	7,755,084	0.2
3,400,000	#	ING Bank NV, 2.000%, 11/26/18	3,423,613	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,759,219	0.1
2,836,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,921,480	0.1
2,792,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,017,789	0.1
5,778,000		JPMorgan Chase & Co., 2.550%, 10/29/20	5,895,085	0.1
6,068,000		JPMorgan Chase & Co., 3.900%, 07/15/25	6,554,101	0.1
6,751,000		JPMorgan Chase & Co., 4.125%, 12/15/26	7,223,118	0.2
3,508,000		JPMorgan Chase & Co., 6.100%, 10/29/49	3,709,710	0.1
1,758,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,839,307	0.0
3,793,000		JPMorgan Chase & Co., 6.125%, 12/29/49	4,017,015	0.1
6,071,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	6,176,969	0.1
6,470,000		Kite Realty Group L.P., 4.000%, 10/01/26	6,538,737	0.1
4,233,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	4,274,314	0.1
2,728,000		Mitsubishi UFJ Financial Group, Inc., 2.527%, 09/13/23	2,742,363	0.1
4,500,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	4,631,881	0.1
5,649,000	#	Mitsubishi UFJ Trust & Banking Corp., 2.650%, 10/19/20	5,788,451	0.1
2,908,000	#	Mizuho Bank Ltd., 2.150%, 10/20/18	2,933,646	0.1
5,580,000	#,L	Mizuho Financial Group, Inc., 3.477%, 04/12/26	5,897,960	0.1
2,386,000		Morgan Stanley, 2.500%, 04/21/21	2,411,874	0.0
4,430,000		Morgan Stanley, 3.125%, 07/27/26	4,483,599	0.1
3,720,000		Morgan Stanley, 3.875%, 01/27/26	3,964,728	0.1
3,219,000		Morgan Stanley, 3.950%, 04/23/27	3,357,417	0.1
4,591,000		Morgan Stanley, 4.000%, 07/23/25	4,949,043	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,443,825	0.0
6,320,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	6,396,295	0.1
5,290,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	5,207,206	0.1
5,950,000	#	New York Life Global Funding, 1.550%, 11/02/18	5,982,100	0.1
2,661,000	#,L	Nordea Bank AB, 6.125%, 12/29/49	2,597,801	0.1
6,862,000		Old Republic International Corp., 3.875%, 08/26/26	6,868,258	0.1
3,716,000		PNC Bank NA, 2.250%, 07/02/19	3,788,585	0.1
3,859,000		PNC Bank NA, 2.450%, 11/05/20	3,952,720	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
5,330,000	#	Principal Life Global Funding II, 2.625%, 11/19/20	$5,465,457	0.1
3,805,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	3,761,144	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	672,000	0.0
4,844,000		Santander Bank NA, 2.000%, 01/12/18	4,845,710	0.1
5,202,000		Santander UK PLC, 2.375%, 03/16/20	5,256,647	0.1
2,380,000	#	Santander UK PLC, 5.000%, 11/07/23	2,488,423	0.1
4,782,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	4,975,872	0.1
6,902,000		Senior Housing Properties Trust, 3.250%, 05/01/19	6,963,083	0.1
5,510,000	#,L	Societe Generale SA, 4.250%, 08/19/26	5,494,919	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,215,000	0.1
7,600,000	#	Standard Chartered PLC, 4.300%, 02/19/27	7,584,450	0.2
8,133,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	8,291,577	0.2
6,200,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	6,341,596	0.1
6,165,000		Toronto-Dominion Bank, 3.625%, 09/15/31	6,198,174	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,843,957	0.1
5,204,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	5,350,867	0.1
6,858,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	7,219,842	0.2
3,101,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	3,257,808	0.1
7,550,000		US Bancorp, 2.350%, 01/29/21	7,773,510	0.2
4,180,000		US Bancorp, 2.375%, 07/22/26	4,119,181	0.1
3,938,000		Visa, Inc., 3.150%, 12/14/25	4,167,231	0.1
2,455,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	2,499,575	0.1
5,165,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	5,298,484	0.1
3,328,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	3,505,812	0.1
4,220,000		Wells Fargo & Co., 3.900%, 05/01/45	4,364,565	0.1
5,369,000		Wells Fargo & Co., 4.100%, 06/03/26	5,706,592	0.1
3,456,000		Wells Fargo & Co., 5.900%, 12/29/49	3,585,600	0.1
3,304,000		XLIT Ltd., 5.500%, 03/31/45	3,250,875	0.1
			571,801,422	12.0

		Industrial: 0.6%
1,340,000		BNSF Funding Trust I, 6.613%, 12/15/55	1,549,549	0.0
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	317,240	0.0
4,628,000		General Electric Co., 5.000%, 12/29/49	4,927,200	0.1
5,310,000		Lockheed Martin Corp., 2.500%, 11/23/20	5,487,035	0.1
2,180,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,344,863	0.1
5,915,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	5,853,496	0.1
3,819,000	#	Siemens Financieringsmaatschappij NV, 3.300%, 09/15/46	3,742,933	0.1
3,384,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	3,405,583	0.1
			27,627,899	0.6

		Technology: 2.5%
7,507,000		Apple, Inc., 1.550%, 02/07/20	7,577,731	0.2
3,810,000		Apple, Inc., 2.450%, 08/04/26	3,827,473	0.1
5,693,000		Apple, Inc., 4.650%, 02/23/46	6,602,907	0.1
3,750,000		Applied Materials, Inc., 3.900%, 10/01/25	4,152,428	0.1
6,299,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 4.420%, 06/15/21	6,590,518	0.1
6,663,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	7,146,081	0.1
6,175,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	6,785,843	0.1
2,877,000		Fidelity National Information Services, Inc., 2.850%, 10/15/18	2,953,882	0.1
5,532,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	5,873,391	0.1
3,790,000		Fidelity National Information Services, Inc., 3.000%, 08/15/26	3,758,573	0.1
5,155,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	5,197,472	0.1
3,867,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	3,941,776	0.1
2,470,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	2,637,925	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
770,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	$823,755	0.0
6,579,000		Intel Corp., 2.600%, 05/19/26	6,714,988	0.1
2,900,000		International Business Machines Corp., 2.875%, 11/09/22	3,059,422	0.1
3,022,000		KLA-Tencor Corp., 4.125%, 11/01/21	3,256,332	0.1
2,780,000		Lam Research Corp., 3.450%, 06/15/23	2,848,599	0.1
2,700,000		Microsoft Corp., 2.400%, 08/08/26	2,705,192	0.1
3,500,000		Microsoft Corp., 3.500%, 02/12/35	3,597,682	0.1
4,150,000		Microsoft Corp., 3.700%, 08/08/46	4,215,014	0.1
2,320,000		Microsoft Corp., 4.200%, 11/03/35	2,603,891	0.0
5,871,000		Microsoft Corp., 4.450%, 11/03/45	6,707,711	0.1
2,730,000		Oracle Corp., 3.850%, 07/15/36	2,846,516	0.1
5,926,000		Oracle Corp., 4.125%, 05/15/45	6,238,715	0.1
4,511,000		Oracle Corp., 4.300%, 07/08/34	4,910,688	0.1
			117,574,505	2.5

		Utilities: 1.6%
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	2,237,974	0.0
3,090,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,290,424	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,540,706	0.1
1,579,000	#	Electricite de France SA, 2.350%, 10/13/20	1,611,259	0.0
4,050,000		Entergy Corp., 2.950%, 09/01/26	4,060,360	0.1
3,800,000		Entergy Louisiana LLC, 2.400%, 10/01/26	3,771,538	0.1
4,130,000		Exelon Corp., 2.850%, 06/15/20	4,281,476	0.1
4,900,000		Exelon Corp., 3.400%, 04/15/26	5,097,715	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,432,718	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,340,284	0.0
4,990,000	#	Fortis, Inc./Canada, 3.055%, 10/04/26	4,986,088	0.1
4,880,000		Georgia Power Co., 1.950%, 12/01/18	4,966,747	0.1
4,976,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	5,311,940	0.1
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/19	2,831,308	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,733,264	0.1
7,871,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	8,066,728	0.2
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,898,723	0.0
1,308,000		Nisource Finance Corp., 5.950%, 06/15/41	1,644,569	0.0
5,390,000		Southwestern Electric Power Co., 2.750%, 10/01/26	5,397,401	0.1
1,460,000		TransAlta Corp., 4.500%, 11/15/22	1,438,274	0.0
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	5,129,412	0.1
			76,068,908	1.6

	Total Corporate Bonds/Notes (Cost $1,491,624,112)		1,545,495,975	32.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.6%
8,623,027		Alternative Loan Trust 2005-10CB 1A1, 1.025%, 05/25/35	6,922,996	0.2
6,532,193		Alternative Loan Trust 2005-51 3A2A, 1.797%, 11/20/35	5,729,956	0.1
3,202,863		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	2,880,904	0.1
3,855,571		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,553,637	0.1
977,948	^	Alternative Loan Trust 2005-J3 2A2, 4.475%, 05/25/35	119,852	0.0
2,152,633		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,708,082	0.0
6,306,547		Alternative Loan Trust 2006-HY11 A1, 0.645%, 06/25/36	4,967,994	0.1
3,313,935		Alternative Loan Trust 2007-21CB 2A1, 0.925%, 09/25/37	1,956,711	0.0
3,415,446		Alternative Loan Trust 2007-23CB A3, 1.025%, 09/25/37	1,835,102	0.0
4,949,648		American Home Mortgage Assets Trust 2006-3 2A11, 1.447%, 10/25/46	3,500,273	0.1
1,463,418	#	Angel Oak Mortgage Trust LLC 2015-1, 4.500%, 11/25/45	1,471,193	0.0
2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF C, 2.524%, 01/15/28	2,605,797	0.1
5,390,000	#	BAMLL Re-REMIC Trust 2015-FRR11 A705, 1.868%, 09/27/44	5,115,502	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,240,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	$3,251,279	0.1
5,010,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.005%, 02/10/51	5,075,415	0.1
2,190,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.005%, 02/10/51	2,149,721	0.1
162,852		Banc of America Funding 2006 J Trust 4A1, 3.002%, 01/20/47	138,084	0.0
406,600		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	357,386	0.0
2,157,878	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2003-2 H, 5.957%, 03/11/41	2,290,761	0.1
158,093		Banc of America Mortgage 2003-F Trust 3A1, 3.248%, 07/25/33	158,441	0.0
942,885		Banc of America Mortgage 2005-J Trust 2A4, 2.954%, 11/25/35	875,162	0.0
2,665,718	#	Banc of America Re-REMIC Trust 2010-UBER5 A4A, 5.679%, 02/17/51	2,689,833	0.1
20,280,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	944,821	0.0
130,307	#	BCAP LLC 2011-RR5-I Trust 12A1, 5.136%, 03/26/37	124,847	0.0
1,804,793		Bear Stearns ALT-A Trust 2005-10 22A1, 2.996%, 01/25/36	1,504,724	0.0
884,557		Bear Stearns ALT-A Trust 2005-4 23A1, 2.980%, 05/25/35	855,241	0.0
2,217,048		Bear Stearns ALT-A Trust 2006-6 31A1, 3.072%, 11/25/36	1,683,077	0.0
1,814,405		Bear Stearns ALT-A Trust 2006-6 32A1, 3.086%, 11/25/36	1,337,482	0.0
379,003		Bear Stearns ARM Trust 2004-6 2A1, 3.276%, 09/25/34	350,240	0.0
26,996		Bear Stearns ARM Trust 2005-12 13A1, 3.317%, 02/25/36	25,810	0.0
365,011		Bear Stearns ARM Trust 2005-2 A2, 3.128%, 03/25/35	368,716	0.0
1,947,739		Bear Stearns ARM Trust 2005-9 A1, 2.830%, 10/25/35	1,886,317	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4 G, 6.147%, 06/11/41	5,520,843	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,378,786	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,370,713	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,340,745	0.0
120,663	#	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.997%, 06/11/41	122,446	0.0
1,714,225		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.302%, 10/12/42	1,712,577	0.0
3,860,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.083%, 06/11/50	3,881,191	0.1
291,071		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.966%, 01/26/36	231,816	0.0
200,510		Bear Stearns Structured Products, Inc. Trust 2007-R6 2A1, 3.280%, 12/26/46	154,527	0.0
82,950		Bear Sterns ARM Trust 2003-8 4A1, 3.087%, 01/25/34	82,892	0.0
3,859,494	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,046,633	0.1
2,730,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.825%, 07/25/25	2,746,219	0.1
1,399,222		Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.661%, 12/25/35	1,338,424	0.0
5,165,675		CHL Mortgage Pass-Through Trust 2004-22 A3, 2.725%, 11/25/34	4,922,857	0.1
246,680		CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.852%, 02/20/35	247,386	0.0
71,170		CHL Mortgage Pass-Through Trust 2005-2 2A1, 1.165%, 03/25/35	59,020	0.0
36,913		CHL Mortgage Pass-Through Trust 2005-2 2A3, 1.205%, 03/25/35	29,132	0.0
5,090,120		CHL Mortgage Pass-Through Trust 2006-OA5 3A1, 0.725%, 04/25/46	4,516,887	0.1
542,880		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	556,340	0.0
1,756,129		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,784,747	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
286,842		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 2.870%, 10/25/35	$284,989	0.0
3,176,966		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.296%, 09/25/37	2,921,320	0.1
195,442		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.043%, 08/25/35	192,646	0.0
5,607,721		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	5,677,136	0.1
563,870		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	480,492	0.0
15,937,557	^	COMM 2012-CCRE2 XA Mortgage Trust, 1.895%, 08/15/45	1,227,479	0.0
65,166,000	#,^	COMM 2012-CCRE4 XB Mortgage Trust, 0.745%, 10/15/45	2,243,861	0.1
45,174,136	^	COMM 2012-CCRE5 XA Mortgage Trust, 1.905%, 12/10/45	3,232,363	0.1
21,311,461	^	COMM 2012-CR1 XA, 2.206%, 05/15/45	1,650,085	0.0
21,848,527	#,^	COMM 2012-LC4 Mortgage Trust, 2.480%, 12/10/44	1,841,599	0.0
82,275,170	^	COMM 2013-LC13 XA Mortgage Trust, 1.538%, 08/10/46	4,311,425	0.1
9,279,273	#,^	COMM 2015-PC1 Mortgage Trust, 0.935%, 07/10/50	406,707	0.0
4,000,000		COMM 2015-PC1 Mortgage Trust, 4.591%, 07/10/50	3,640,846	0.1
31,889,755	^	Commercial Mortgage Pass Through Certificates 2012-CR3 XA, 2.078%, 11/15/45	2,637,394	0.1
6,884,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.236%, 12/10/49	6,891,768	0.2
1,602,069		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.025%, 11/25/35	924,437	0.0
950,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	950,038	0.0
3,270,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AJ, 6.134%, 09/15/39	3,285,645	0.1
106,591	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	106,491	0.0
1,760,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	1,583,595	0.0
450,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	475,415	0.0
349,904		DSLA Mortgage Loan Trust 2004-AR3 2A-1, 2.710%, 07/19/44	346,046	0.0
1,351,592		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 0.811%, 08/19/45	1,143,845	0.0
1,900,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 4.925%, 01/25/24	2,038,737	0.0
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.425%, 07/25/24	3,831,023	0.1
10,335,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.525%, 07/25/24	10,359,100	0.2
7,940,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.425%, 11/25/24	8,590,492	0.2
590,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.525%, 11/25/24	633,113	0.0
6,480,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.525%, 05/25/25	6,746,793	0.1
6,800,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.525%, 07/25/25	7,265,580	0.2
4,758,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.825%, 02/25/25	4,991,536	0.1
1,205,000		Fannie Mae Connecticut Avenue Securities, 5.525%, 07/25/25	1,293,888	0.0
15,323,020	^	FHLMC Multifamily Structured Pass Through Certificates K019 X1, 1.837%, 03/25/22	1,163,938	0.0
48,067,675	^	FHLMC Multifamily Structured Pass Through Certificates K023 X1, 1.419%, 08/25/22	2,952,547	0.1
428,707		First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.845%, 03/25/35	338,864	0.0
18,990,133	^	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 4.175%, 01/25/36	2,949,206	0.1
688,801		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	585,287	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,733,578		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 0.825%, 12/25/36	$1,427,593	0.0
2,733,578	^	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 6.175%, 12/25/36	858,060	0.0
1,153,156		First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.577%, 02/25/36	1,075,621	0.0
106,162		First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 2.980%, 08/25/35	92,832	0.0
11,984,991	^	Freddie Mac Series K006 BX1, 5.533%, 02/25/20	1,973,305	0.0
17,841,405	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	2,139,994	0.1
1,470,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2013-DN2 M2, 4.775%, 11/25/23	1,558,106	0.0
9,627,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.025%, 02/25/24	10,444,844	0.2
9,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.125%, 04/25/24	9,999,208	0.2
8,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.525%, 08/25/24	8,904,031	0.2
1,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 4.625%, 08/25/24	1,804,771	0.0
3,760,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.275%, 10/25/24	4,023,015	0.1
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.225%, 04/25/28	2,975,371	0.1
2,827,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ2 M3, 3.775%, 05/25/25	2,920,696	0.1
16,890,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.325%, 05/25/28	18,100,741	0.4
3,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.075%, 07/25/28	3,688,145	0.1
6,250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.324%, 03/25/29	6,283,621	0.1
5,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.374%, 03/25/29	5,947,870	0.1
624,183,119	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,569,762	0.1
319,245		GMACM Mortgage Loan Trust 2005-AR6 3A1, 3.164%, 11/19/35	297,849	0.0
53,770,882	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.456%, 11/10/45	4,541,720	0.1
4,400,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	3,798,453	0.1
7,600,000	#	GS Mortgage Securities Trust 2010-C2, 5.357%, 12/10/43	7,666,781	0.2
42,205,671	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.643%, 05/10/45	3,358,415	0.1
16,815,553	^	GS Mortgage Securities Trust 2013-GC16 XA, 1.615%, 11/10/46	943,833	0.0
8,496,000	^	GS Mortgage Securities Trust 2016-GS3 XA, 1.285%, 10/10/49	773,344	0.0
4,454		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/32	4,572	0.0
17,335		GSR Mortgage Loan Trust 2004-7 1A1, 2.680%, 06/25/34	16,664	0.0
502,797		GSR Mortgage Loan Trust 2006-4F 2A2, 5.500%, 05/25/36	478,823	0.0
119,734		HarborView Mortgage Loan Trust 2005-2 2A1A, 0.751%, 05/19/35	100,193	0.0
602,357		HomeBanc Mortgage Trust 2004-1 2A, 1.385%, 08/25/29	562,715	0.0
112,332		IndyMac INDX Mortgage Loan Trust 2004-AR11 2A, 2.861%, 12/25/34	106,557	0.0
4,783,879		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.735%, 04/25/46	3,551,291	0.1
4,106,028		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.735%, 02/25/46	3,280,574	0.1
1,290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.726%, 05/15/41	1,319,996	0.0
2,920,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,837,780	0.1
23,450,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.440%, 12/15/47	448,772	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,240,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CIBC6, 5.379%, 07/12/37	$4,195,921	0.1
1,115,491	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.773%, 10/15/37	1,117,888	0.0
2,575,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,656,729	0.1
3,230,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	3,250,353	0.1
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.503%, 06/12/41	3,749,400	0.1
1,250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 C, 5.549%, 05/15/45	1,212,734	0.0
37,284,727	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.837%, 06/15/45	2,298,741	0.1
88,908,173	^	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 XA, 0.690%, 01/15/46	1,148,178	0.0
29,473		JP Morgan Mortgage Trust 2005-A1 6T1, 3.089%, 02/25/35	28,120	0.0
5,040,748		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/36	4,352,104	0.1
45,711		JP Morgan Mortgage Trust 2005-S3 1A2, 5.750%, 01/25/36	38,886	0.0
297,811		JP Morgan Mortgage Trust 2007-A1 5A5, 2.948%, 07/25/35	298,594	0.0
2,758,735	^	JPMBB Commercial Mortgage Securities Trust 2015-C28, 1.339%, 10/15/48	172,737	0.0
37,179,204	#,^	LB-UBS Commercial Mortgage Trust 2004-C1 XST, 1.000%, 01/15/36	19,854	0.0
3,357,326	#	LB-UBS Commercial Mortgage Trust 2004-C7 K, 5.342%, 10/15/36	3,397,522	0.1
757,299	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.828%, 02/15/40	760,357	0.0
2,723,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.928%, 02/15/40	2,747,674	0.1
413,532		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	432,509	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,400,710	0.1
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	973,740	0.0
2,600,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,583,296	0.1
62,100		LB-UBS Commercial Mortgage Trust 2006-C4 AJ, 6.080%, 06/15/38	62,245	0.0
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.080%, 06/15/38	2,157,356	0.1
5,977,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.080%, 06/15/38	5,967,809	0.1
7,416,475	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.905%, 11/15/38	9,237	0.0
38,747,886	#,^	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.905%, 11/15/38	9,191	0.0
3,341,301		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	2,798,129	0.1
12,232,994	^	Lehman Mortgage Trust 2006-9, 6.095%, 01/25/37	2,917,039	0.1
3,866,672		Lehman XS Trust Series 2005-5N 1A2, 0.885%, 11/25/35	3,024,132	0.1
7,209,844		Lehman XS Trust Series 2006-14N 2A, 0.725%, 09/25/46	5,836,056	0.1
128,586		Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.762%, 05/25/33	126,462	0.0
327,494		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	327,224	0.0
37,639		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 1.523%, 10/25/35	35,853	0.0
2,068,841		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.905%, 08/25/35	2,000,374	0.0
3,762,464		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 3A, 2.726%, 11/25/35	3,729,120	0.1
99,766		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 0.775%, 11/25/35	94,046	0.0
73,507		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.775%, 11/25/35	67,766	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,930,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.838%, 08/15/45	$4,007,162	0.1
1,000,000	#	Morgan Stanley Capital I Trust 2005-TOP19, 5.772%, 06/12/47	1,011,199	0.0
2,900,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	2,884,728	0.1
1,285,000	#	Morgan Stanley Capital I Trust 2008-TOP29 D, 6.477%, 01/11/43	1,277,861	0.0
3,505,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	3,860,573	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	3,629,415	0.1
491,122	#	Morgan Stanley Capital I, Inc. 1999-WF1 M, 5.910%, 11/15/31	491,145	0.0
927,936	#	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.817%, 07/15/33	992,262	0.0
2,284,010		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	2,002,636	0.0
5,040,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,519,665	0.1
32,220	#	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.829%, 02/19/30	31,598	0.0
4,792,803		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.735%, 04/25/36	4,007,984	0.1
1,667,291		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	1,496,670	0.0
916,053		Provident Funding Mortgage Loan Trust 2005-2 3A, 3.099%, 10/25/35	911,070	0.0
2,242,878	#	RBSSP Resecuritization Trust 2011-3 2A1, 0.774%, 02/26/37	2,116,677	0.1
246,483	#	Reperforming Loan REMIC Trust 2005-R2 1AF1, 0.865%, 06/25/35	219,862	0.0
3,496		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/32	3,619	0.0
102,501		Sequoia Mortgage Trust 2003-4 2A1, 0.882%, 07/20/33	96,416	0.0
116,344		Sequoia Mortgage Trust 2005-4 2A1, 2.925%, 04/20/35	120,815	0.0
101,138		Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.041%, 08/25/35	94,376	0.0
2,486,736		Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 1.841%, 04/25/35	2,367,482	0.1
504,714		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.781%, 07/19/35	491,716	0.0
200,715		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.781%, 07/19/35	194,934	0.0
489,715		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/35	499,397	0.0
806,720		Thornburg Mortgage Securities Trust 2006-5 A1, 2.894%, 10/25/46	768,202	0.0
32,792,152	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.220%, 08/10/49	2,692,062	0.1
10,222,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 C, 6.010%, 05/15/43	10,199,437	0.2
5,102,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.010%, 05/15/43	5,089,498	0.1
5,210,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 B, 6.158%, 02/15/51	5,031,439	0.1
3,584,000	#	WaMu Commercial Mortgage Securities Trust 2007-SL3, 5.960%, 03/23/45	3,466,800	0.1
15,749		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.943%, 02/27/34	15,462	0.0
31,349		WaMu Mortgage Pass Through Certificates Series 2002-AR6 A, 1.907%, 06/25/42	30,292	0.0
50,870		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.864%, 08/25/42	48,813	0.0
69,281		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.165%, 01/25/45	65,452	0.0
1,647,411		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.056%, 10/25/36	1,396,468	0.0
486,170		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.193%, 07/25/46	438,040	0.0
1,042,418		WaMu Mortgage Pass Through Certificates Series 2007-HY1 3A3, 4.172%, 02/25/37	973,106	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,153,013		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.418%, 08/25/45	$5,571,983	0.1
1,438,536		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.575%, 10/25/36	1,264,011	0.0
2,454,508		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.270%, 12/25/36	2,107,949	0.0
5,550,713		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.802%, 08/25/46	4,871,793	0.1
6,148,604		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.303%, 04/25/37	5,367,064	0.1
3,790,198		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.575%, 07/25/37	3,105,127	0.1
4,665,555		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	4,127,305	0.1
474,923		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	443,466	0.0
6,166,232		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.467%, 08/25/46	4,151,262	0.1
4,050,422		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.955%, 06/25/37	2,991,067	0.1
163,832		Wells Fargo Mortgage Backed Securities 2004-EE Trust 2A1, 3.005%, 12/25/34	165,390	0.0
553,800		Wells Fargo Mortgage Backed Securities 2005-AR7 Trust 1A1, 3.087%, 05/25/35	553,659	0.0
148,883		Wells Fargo Mortgage Backed Securities 2005-AR9 Trust 2A1, 3.037%, 10/25/33	149,691	0.0
2,709,359		Wells Fargo Mortgage Backed Securities 2006-AR2 Trust 2A5, 2.894%, 03/25/36	2,545,193	0.1
1,259,405		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.198%, 04/25/36	1,158,573	0.0
2,091,875		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.895%, 07/25/37	1,813,851	0.0
122,433		Wells Fargo Mortgage Backed Securities Trust 2004-CC A1, 2.859%, 01/25/35	123,537	0.0
24,972,164	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.255%, 08/15/45	1,961,141	0.0

	Total Collateralized Mortgage Obligations (Cost $495,491,673)		504,565,662	10.6

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/30	659,235	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	281,270	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	463,596	0.0
100,000		State of California, 7.700%, 11/01/30	122,966	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/31	267,266	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/48	430,356	0.0

	Total Municipal Bonds (Cost $1,610,151)		2,224,689	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,200,100	0.1
561,000		Petroleos Mexicanos, 4.875%, 01/18/24	569,415	0.0
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,485,439	0.1

	Total Foreign Government Bonds (Cost $7,023,612)		7,254,954	0.2

U.S. TREASURY OBLIGATIONS: 13.5%
		Treasury Inflation Indexed Protected Securities: 5.3%
240,411,691		0.625%, due 01/15/26	253,321,077	5.3

		U.S. Treasury Bonds: 2.0%
7,497,000	L	1.500%, due 08/15/26	7,429,647	0.2
231,000		2.500%, due 02/15/45	239,527	0.0
82,524,000		2.500%, due 05/15/46	85,692,839	1.8

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
206,000		3.000%, due 11/15/45	$235,838	0.0
			93,597,851	2.0

		U.S. Treasury Notes: 6.2%
48,858,000	L	0.750%, due 08/31/18	48,848,473	1.1
33,836,000		0.750%, due 09/30/18	33,826,763	0.7
86,471,000		0.875%, due 09/15/19	86,464,255	1.8
20,000		1.000%, due 12/31/17	20,072	0.0
33,866,000	L	1.125%, due 08/31/21	33,838,230	0.7
60,762,000		1.125%, due 09/30/21	60,683,678	1.3
490,000		1.375%, due 01/31/21	495,436	0.0
29,678,000		1.375%, due 08/31/23	29,596,860	0.6
638,000		1.625%, due 02/15/26	639,670	0.0
367,000		1.750%, due 01/31/23	375,781	0.0
			294,789,218	6.2

	Total U.S. Treasury Obligations (Cost $638,647,166)		641,708,146	13.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.5%
		Federal Home Loan Mortgage Corporation: 8.7%##
20,791		0.874%, due 12/15/29	20,795	0.0
220,537		1.689%, due 10/25/44	225,260	0.0
128,435		2.125%, due 03/25/24	131,750	0.0
1,933,607		2.500%, due 05/01/30	2,010,660	0.0
2,406,080		2.500%, due 05/01/30	2,500,027	0.1
3,009,894		2.500%, due 06/01/30	3,127,480	0.1
183,098		2.594%, due 09/01/35	192,014	0.0
24,565		2.643%, due 11/01/31	26,084	0.0
72,975		2.706%, due 11/01/35	77,424	0.0
9,709		2.744%, due 06/01/24	10,182	0.0
6,756		2.766%, due 04/01/32	7,120	0.0
5,992		2.884%, due 03/01/36	6,286	0.0
1,349,683		2.933%, due 06/01/35	1,425,048	0.0
47,370		2.976%, due 03/01/35	49,161	0.0
379,905		2.977%, due 01/01/29	397,776	0.0
4,825,277		3.000%, due 04/15/33	5,002,006	0.1
23,100,000	W	3.000%, due 10/01/44	24,005,952	0.5
7,928,104		3.000%, due 03/01/45	8,316,644	0.2
8,548,685		3.000%, due 03/01/45	8,936,008	0.2
6,903,552		3.000%, due 04/01/45	7,241,886	0.2
7,011,502		3.000%, due 04/01/45	7,329,178	0.2
3,396		3.500%, due 07/15/32	3,409	0.0
2,982,833		3.500%, due 08/01/42	3,159,489	0.1
18,406,304		3.500%, due 01/01/45	19,421,771	0.4
7,723,886		3.500%, due 03/01/45	8,225,833	0.2
1,572,829		3.500%, due 04/01/45	1,675,044	0.0
802,989		3.500%, due 05/01/45	854,944	0.0
2,257,717		3.500%, due 05/01/45	2,404,012	0.1
1,288,335		3.500%, due 06/01/45	1,372,056	0.0
1,723,222		3.500%, due 07/01/45	1,835,210	0.0
2,086,676		3.500%, due 07/01/45	2,222,275	0.1
3,070,107		3.500%, due 08/01/45	3,269,047	0.1
1,434,613		3.500%, due 08/01/45	1,527,843	0.0
1,573,561		3.500%, due 08/01/45	1,675,825	0.0
1,631,392		3.500%, due 08/01/45	1,737,104	0.0
2,040,254		3.500%, due 08/01/45	2,172,463	0.1
4,464,838		3.500%, due 09/01/45	4,754,156	0.1
1,124,137		3.500%, due 09/01/45	1,195,001	0.0
2,436,580		3.500%, due 09/01/45	2,594,929	0.1
2,570,715		3.500%, due 11/01/45	2,737,305	0.1
387,065		3.624%, due 03/15/38	402,552	0.0
5,000,000	^	4.000%, due 11/15/38	718,147	0.0
2,491,242		4.000%, due 03/15/41	2,687,385	0.1
3,654,023		4.000%, due 10/01/41	3,937,579	0.1
811,225		4.000%, due 11/01/41	870,473	0.0
178,192		4.000%, due 11/01/41	191,206	0.0
4,669,484		4.000%, due 12/01/41	5,032,775	0.1
1,585,672	^	4.000%, due 04/15/43	273,834	0.0
978,349		4.000%, due 07/01/45	1,049,803	0.0
5,894,916		4.000%, due 09/01/45	6,336,084	0.1
3,847,715		4.000%, due 09/01/45	4,128,732	0.1
7,502,776		4.000%, due 09/01/45	8,050,739	0.2
11,319,904		4.000%, due 09/01/45	12,167,037	0.3
21,068,055		4.000%, due 09/01/45	22,606,756	0.5
19,557,537		4.000%, due 10/01/45	20,985,918	0.4
6,369,358		4.250%, due 05/15/44	7,505,468	0.2
9,841,944		4.250%, due 05/15/44	11,581,299	0.3
7,261,059		4.250%, due 06/15/44	8,370,034	0.2
23,294		4.500%, due 06/01/39	25,553	0.0
215,191		4.500%, due 10/01/39	236,128	0.0
57,512		4.500%, due 09/01/40	63,247	0.0
5,121,299	^	4.500%, due 12/15/40	578,582	0.0
182,925		4.500%, due 03/01/41	200,788	0.0
23,390,722		4.500%, due 04/15/41	28,091,691	0.6
1,523,000		4.500%, due 07/15/41	1,732,081	0.0
1,672,730		4.500%, due 08/01/41	1,836,150	0.0
1,596,465		4.500%, due 08/01/41	1,756,358	0.0
1,324,841		4.500%, due 09/01/41	1,457,202	0.0
595,649		4.500%, due 09/01/41	654,139	0.0
2,343,884		4.500%, due 09/01/41	2,580,724	0.1
628,453		4.500%, due 09/01/41	688,581	0.0
2,067,319		4.500%, due 01/15/42	2,282,474	0.1
5,636,724	^	4.500%, due 08/15/42	630,199	0.0
191,801		5.000%, due 12/15/17	195,047	0.0
71,825		5.000%, due 05/01/28	79,708	0.0
1,920,130		5.000%, due 10/15/34	2,120,650	0.1
1,953,677		5.000%, due 02/15/35	2,176,638	0.1
1,859,764		5.000%, due 02/15/35	2,070,572	0.1
227,574		5.000%, due 02/15/35	234,470	0.0
285,138		5.000%, due 05/01/35	318,539	0.0
2,459,946	^	5.000%, due 02/15/40	447,964	0.0
887,056		5.000%, due 01/01/41	986,511	0.0
989,010		5.000%, due 04/01/41	1,097,402	0.0
3,131,134	^	5.000%, due 12/15/43	537,696	0.0
744,363	^	5.250%, due 03/15/33	826,566	0.0
17,579,652	^	5.426%, due 08/15/43	3,373,096	0.1
2,741,133	^	5.476%, due 05/15/36	221,802	0.0
1,282,730	^	5.500%, due 12/15/18	38,913	0.0
927		5.500%, due 01/01/19	1,040	0.0
83,721		5.500%, due 09/01/19	86,880	0.0
21,403		5.500%, due 11/01/21	24,016	0.0
1,038,855		5.500%, due 11/15/22	1,104,182	0.0
81,917		5.500%, due 03/01/23	91,917	0.0
26,131		5.500%, due 05/01/23	29,321	0.0
371		5.500%, due 08/15/30	385	0.0
637,959		5.500%, due 12/15/32	725,967	0.0
866,235		5.500%, due 02/15/33	958,386	0.0
26,478		5.500%, due 03/01/34	30,205	0.0
925,412		5.500%, due 09/15/34	1,053,830	0.0
10,780,704		5.500%, due 12/15/34	12,509,368	0.3
6,402,558		5.500%, due 02/15/36	7,270,954	0.2
183,739		5.500%, due 06/01/36	209,511	0.0
5,052,629		5.500%, due 08/15/36	5,735,335	0.1
20,244		5.500%, due 12/01/36	22,998	0.0
111,024		5.500%, due 03/01/37	125,665	0.0
38,405		5.500%, due 04/01/37	43,501	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
161,118		5.500%, due 05/01/37	$182,337	0.0
2,630,531		5.500%, due 06/15/37	2,972,398	0.1
295,711		5.500%, due 07/01/37	335,728	0.0
3,210,204		5.500%, due 07/15/37	3,657,139	0.1
24,260		5.500%, due 09/01/37	27,594	0.0
51,285		5.500%, due 09/01/37	57,546	0.0
24,485		5.500%, due 10/01/37	27,755	0.0
110,647		5.500%, due 11/01/37	125,183	0.0
294,391		5.500%, due 12/01/37	335,406	0.0
82,587		5.500%, due 12/01/37	93,627	0.0
21,945		5.500%, due 01/01/38	24,845	0.0
21,947		5.500%, due 01/01/38	25,145	0.0
306,669		5.500%, due 02/01/38	347,784	0.0
226,005		5.500%, due 02/01/38	255,781	0.0
159,554		5.500%, due 03/01/38	180,215	0.0
259,793		5.500%, due 04/01/38	294,657	0.0
166,456		5.500%, due 05/01/38	189,523	0.0
25,807		5.500%, due 05/01/38	29,197	0.0
147,277		5.500%, due 06/01/38	166,822	0.0
467,959		5.500%, due 06/01/38	528,902	0.0
553,633		5.500%, due 07/01/38	626,792	0.0
20,791		5.500%, due 08/01/38	23,516	0.0
100,892		5.500%, due 08/01/38	114,150	0.0
120,983		5.500%, due 09/01/38	136,971	0.0
105,960		5.500%, due 10/01/38	119,925	0.0
115,018		5.500%, due 10/01/38	130,196	0.0
285,632		5.500%, due 11/01/38	321,786	0.0
12,836		5.500%, due 11/01/38	14,403	0.0
40,863		5.500%, due 12/01/38	46,469	0.0
25,302		5.500%, due 12/01/38	28,699	0.0
86,765		5.500%, due 01/01/39	98,373	0.0
226,655		5.500%, due 03/01/39	255,680	0.0
77,303		5.500%, due 07/01/39	87,804	0.0
52,275		5.500%, due 12/01/39	59,176	0.0
304,921		5.500%, due 03/01/40	345,799	0.0
150,034		5.500%, due 08/01/40	168,418	0.0
231,916		5.500%, due 08/01/40	262,371	0.0
111,023		5.500%, due 08/01/40	125,420	0.0
4,299,929	^	5.526%, due 07/15/40	653,887	0.0
22,103,235	^	5.526%, due 01/15/41	2,909,009	0.1
9,906,214	^	5.576%, due 09/15/44	1,784,780	0.0
19,285,406	^	5.626%, due 03/15/44	3,564,315	0.1
29,168,276	^	5.626%, due 03/15/44	4,927,199	0.1
12,784,054	^	5.676%, due 07/15/39	1,958,227	0.0
13,061,098	^	5.676%, due 10/15/39	2,397,289	0.1
2,674,161	^	5.961%, due 06/15/36	458,522	0.0
89		6.000%, due 10/01/17	90	0.0
112,924		6.000%, due 01/01/22	128,893	0.0
5,861		6.000%, due 02/01/22	6,690	0.0
114,117		6.000%, due 03/01/22	130,255	0.0
349,591		6.000%, due 10/01/22	399,026	0.0
79,492		6.000%, due 03/01/23	90,733	0.0
1,136,108		6.000%, due 09/01/27	1,296,765	0.0
480,916		6.000%, due 01/15/29	559,222	0.0
487,449		6.000%, due 01/15/29	563,132	0.0
19,523		6.000%, due 02/01/29	22,284	0.0
295,174		6.000%, due 06/15/32	338,864	0.0
659,909		6.000%, due 07/15/32	762,082	0.0
699,076	^	6.000%, due 04/15/33	159,788	0.0
18,591		6.000%, due 05/01/35	21,578	0.0
803,311		6.000%, due 04/15/36	930,234	0.0
734,537		6.000%, due 03/01/37	856,765	0.0
9,941		6.000%, due 05/01/37	11,421	0.0
106,862		6.000%, due 07/01/37	122,269	0.0
49,645		6.000%, due 08/01/37	56,997	0.0
114,088		6.000%, due 08/01/37	130,901	0.0
707,458		6.000%, due 09/01/37	808,364	0.0
1,413		6.000%, due 10/01/37	1,638	0.0
3,755,848		6.000%, due 10/15/37	4,152,364	0.1
32,458		6.000%, due 11/01/37	37,048	0.0
6,766		6.000%, due 12/01/37	7,730	0.0
24,132		6.000%, due 12/01/37	27,545	0.0
772,861		6.000%, due 01/01/38	885,035	0.0
3,680		6.000%, due 04/01/38	4,211	0.0
20,520		6.000%, due 06/01/38	23,892	0.0
2,832		6.000%, due 07/01/38	3,232	0.0
72,348		6.000%, due 08/01/38	84,204	0.0
100,216		6.000%, due 11/01/38	114,635	0.0
25,891		6.000%, due 05/01/39	29,607	0.0
38,534		6.000%, due 08/01/39	43,998	0.0
5,322		6.000%, due 09/01/39	6,077	0.0
10,438,744	^	6.026%, due 05/15/41	2,108,026	0.1
23,850,200	^	6.026%, due 11/15/41	5,122,594	0.1
3,476,291	^	6.076%, due 09/15/33	734,386	0.0
7,297,220	^	6.076%, due 03/15/35	930,315	0.0
4,405,961	^	6.076%, due 12/15/39	490,553	0.0
13,024,946	^	6.076%, due 01/15/40	1,351,679	0.0
18,196,499	^	6.076%, due 09/15/42	3,786,257	0.1
11,006,003	^	6.176%, due 11/15/25	1,297,640	0.0
10,434,971	^	6.176%, due 04/15/40	1,613,186	0.0
11,175,824	^	6.206%, due 10/15/35	2,378,213	0.1
8,508		6.500%, due 07/01/19	8,636	0.0
2,023,048		6.500%, due 09/01/34	2,370,690	0.1
3,813,212		6.500%, due 03/15/42	4,551,199	0.1
399,990		6.500%, due 02/25/43	483,030	0.0
18,984		7.000%, due 11/01/31	19,734	0.0
16,680		8.250%, due 08/15/21	18,408	0.0
706,172		18.287%, due 03/15/35	1,024,419	0.0
2,159,199	^	22.644%, due 01/15/36	1,256,161	0.0
			412,174,665	8.7

		Federal National Mortgage Association: 11.2%##
405,548		0.585%, due 07/25/37	397,790	0.0
224,936		0.645%, due 03/25/34	223,213	0.0
3,058,497		0.725%, due 10/27/37	3,053,304	0.1
62,530		1.425%, due 04/25/32	63,952	0.0
108,243		1.707%, due 08/01/42	110,378	0.0
67,093		1.707%, due 08/01/42	68,377	0.0
56,805		1.707%, due 10/01/44	57,945	0.0
119,656		1.707%, due 10/01/44	122,028	0.0
326,108		1.921%, due 02/01/33	338,938	0.0
25,819		2.025%, due 04/25/24	26,379	0.0
186,186		2.271%, due 09/01/35	192,715	0.0
550,273		2.284%, due 08/01/35	574,507	0.0
3,958,893		2.500%, due 05/01/30	4,112,212	0.1
9,016,767		2.500%, due 06/01/30	9,350,814	0.2
5,887,915		2.500%, due 06/01/30	6,106,047	0.1
3,647,094		2.500%, due 07/01/30	3,782,209	0.1
284,197		2.508%, due 04/01/35	295,899	0.0
274,488		2.519%, due 02/01/34	289,499	0.0
431,844		2.648%, due 10/01/35	457,637	0.0
45,228		2.694%, due 08/01/35	47,955	0.0
4,068		2.706%, due 09/01/31	4,266	0.0
546,204		2.709%, due 10/01/35	579,240	0.0
41,573		2.742%, due 04/01/32	43,000	0.0
314,782		2.750%, due 07/01/35	333,453	0.0
119,529		2.773%, due 02/01/35	125,918	0.0
719,497		2.947%, due 10/01/35	754,063	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
6,660,000	W	3.000%, due 03/15/27	$6,995,992	0.2
7,806,870		3.000%, due 08/01/30	8,232,906	0.2
4,795,666		3.000%, due 09/01/30	5,061,601	0.1
7,583,716	^	3.000%, due 10/25/32	806,531	0.0
35,320,000	W	3.000%, due 07/25/42	36,626,564	0.8
19,944,500		3.000%, due 07/01/43	20,783,510	0.5
4,998,513		3.000%, due 09/01/43	5,208,179	0.1
15,319,920		3.000%, due 04/01/45	16,021,628	0.4
9,280,808		3.000%, due 08/01/46	9,705,240	0.2
12,196		3.060%, due 05/01/36	12,730	0.0
536,363		3.182%, due 09/01/34	560,600	0.0
2,579,283		3.500%, due 10/25/41	2,696,284	0.1
2,056,869		3.500%, due 12/01/41	2,180,341	0.1
558,857		3.500%, due 03/25/42	570,083	0.0
1,486,570		3.500%, due 08/01/42	1,574,897	0.1
605,258		3.500%, due 08/01/42	640,684	0.0
2,431,490		3.500%, due 10/01/42	2,575,252	0.1
1,354,020		3.500%, due 10/01/42	1,434,475	0.1
699,492		3.500%, due 03/01/43	741,909	0.0
669,460	^	3.500%, due 08/25/43	113,184	0.0
6,165,016		3.500%, due 01/01/46	6,576,395	0.2
8,624,781		3.500%, due 02/01/46	9,203,442	0.2
5,839,755		3.500%, due 08/01/46	6,235,087	0.2
3,332		4.000%, due 07/01/18	3,440	0.0
7,660		4.000%, due 07/01/18	7,909	0.0
52,217		4.000%, due 08/01/18	53,914	0.0
309,435		4.000%, due 09/01/18	319,494	0.0
199,029		4.000%, due 10/01/18	205,498	0.0
415,047	^	4.000%, due 11/25/18	11,993	0.0
49,316		4.000%, due 12/01/18	50,919	0.0
334,267		4.000%, due 05/01/19	345,134	0.0
1,856		4.000%, due 06/01/19	1,916	0.0
68,177		4.000%, due 08/01/19	70,394	0.0
185,977		4.000%, due 05/01/20	192,023	0.0
80,345		4.000%, due 07/01/21	83,783	0.0
56,209		4.000%, due 03/01/24	58,068	0.0
40,103		4.000%, due 03/01/24	42,343	0.0
386,087		4.000%, due 04/01/24	406,171	0.0
32,298		4.000%, due 04/01/24	34,242	0.0
47,687		4.000%, due 04/01/24	49,612	0.0
56,275		4.000%, due 04/01/24	58,208	0.0
68,827		4.000%, due 04/01/24	71,091	0.0
40,762		4.000%, due 04/01/24	42,103	0.0
51,464		4.000%, due 05/01/24	54,212	0.0
78,374		4.000%, due 05/01/24	83,172	0.0
264,748		4.000%, due 05/01/24	278,551	0.0
38,744		4.000%, due 05/01/24	41,095	0.0
41,926		4.000%, due 05/01/24	44,146	0.0
48,626		4.000%, due 05/01/24	51,509	0.0
377,939		4.000%, due 05/01/24	401,010	0.0
343,209		4.000%, due 05/01/24	364,159	0.0
323,967		4.000%, due 05/01/24	343,703	0.0
1,486,967		4.000%, due 06/01/24	1,578,761	0.1
396,634		4.000%, due 06/01/24	420,686	0.0
334,033		4.000%, due 06/01/24	353,058	0.0
35,165		4.000%, due 07/01/24	37,172	0.0
19,712		4.000%, due 08/01/24	20,935	0.0
30,956		4.000%, due 09/01/24	32,880	0.0
139,281		4.000%, due 10/01/24	148,016	0.0
659,014		4.000%, due 12/01/24	700,164	0.0
24,703		4.000%, due 01/01/25	25,978	0.0
11,465		4.000%, due 02/01/25	12,164	0.0
13,170		4.000%, due 04/01/25	13,732	0.0
8,350		4.000%, due 05/01/25	8,628	0.0
10,755		4.000%, due 06/01/25	11,333	0.0
122,877		4.000%, due 06/01/25	129,874	0.0
42,937		4.000%, due 07/01/25	45,598	0.0
4,456		4.000%, due 08/01/25	4,759	0.0
4,715		4.000%, due 08/01/25	4,872	0.0
4,190		4.000%, due 09/01/25	4,474	0.0
424,723		4.000%, due 10/01/25	450,926	0.0
15,870		4.000%, due 10/01/25	16,398	0.0
23,272		4.000%, due 11/01/25	24,505	0.0
113,586		4.000%, due 11/01/25	120,722	0.0
1,243		4.000%, due 01/01/26	1,328	0.0
235,943		4.000%, due 01/01/26	248,148	0.0
127,059		4.000%, due 01/01/26	134,279	0.0
4,865		4.000%, due 01/01/26	5,055	0.0
185,912		4.000%, due 01/01/26	197,463	0.0
12,874		4.000%, due 02/01/26	13,302	0.0
28,601		4.000%, due 02/01/26	30,407	0.0
7,684		4.000%, due 02/01/26	8,161	0.0
34,222		4.000%, due 03/01/26	35,366	0.0
7,771		4.000%, due 04/01/26	8,189	0.0
57,026		4.000%, due 04/01/26	60,555	0.0
9,670		4.000%, due 04/01/26	10,000	0.0
20,959		4.000%, due 04/01/26	22,271	0.0
1,087,686		4.000%, due 04/01/26	1,155,612	0.0
24,794		4.000%, due 04/01/26	26,326	0.0
26,572		4.000%, due 05/01/26	27,950	0.0
46,466		4.000%, due 05/01/26	48,968	0.0
25,933		4.000%, due 06/01/26	27,494	0.0
83,237		4.000%, due 06/01/26	87,135	0.0
32,559		4.000%, due 06/01/26	34,312	0.0
46,017		4.000%, due 06/01/26	47,837	0.0
217,999		4.000%, due 06/01/26	227,140	0.0
50,803		4.000%, due 06/01/26	53,428	0.0
87,936		4.000%, due 07/01/26	90,862	0.0
40,287		4.000%, due 07/01/26	42,452	0.0
169,225		4.000%, due 08/01/26	179,941	0.0
250,060		4.000%, due 09/01/26	264,389	0.0
12,275		4.000%, due 05/01/29	13,262	0.0
87,541		4.000%, due 11/01/30	94,847	0.0
46,284		4.000%, due 02/01/31	50,149	0.0
25,526		4.000%, due 10/01/31	27,453	0.0
17,262,650		4.000%, due 12/01/39	18,553,429	0.4
6,585,571	^	4.000%, due 09/25/41	692,232	0.0
670,049		4.000%, due 07/01/42	721,972	0.0
6,651,325		4.000%, due 07/01/42	7,169,698	0.2
2,305,824		4.000%, due 07/01/42	2,485,747	0.1
1,636,758		4.000%, due 08/01/42	1,761,405	0.1
803,103		4.000%, due 08/01/42	865,065	0.0
406,430		4.000%, due 08/01/42	436,820	0.0
6,519,868		4.000%, due 08/01/43	7,104,099	0.2
927,063	^	4.000%, due 08/25/43	166,189	0.0
488,854		4.000%, due 10/01/43	525,407	0.0
973,756		4.000%, due 10/01/43	1,046,567	0.0
6,970,000	W	4.000%, due 10/01/44	7,486,216	0.2
1,859,198		4.000%, due 06/01/45	2,012,938	0.1
8,345,055		4.000%, due 07/01/45	9,112,030	0.2
19,577,429		4.000%, due 07/01/45	21,041,290	0.5
1,950,791		4.000%, due 07/01/45	2,130,150	0.1
164,828		4.311%, due 12/01/36	172,770	0.0
1,293		4.500%, due 10/01/17	1,325	0.0
44,361		4.500%, due 11/01/17	45,464	0.0
159,096		4.500%, due 02/01/18	163,106	0.0
1,289		4.500%, due 02/01/18	1,321	0.0
1,115		4.500%, due 06/01/18	1,144	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
10,170	4.500%, due 07/01/18	$10,443	0.0
26,749	4.500%, due 10/01/18	27,508	0.0
3,081	4.500%, due 03/01/19	3,161	0.0
12,933	4.500%, due 01/01/20	13,277	0.0
73,899	4.500%, due 02/01/20	76,383	0.0
13,752	4.500%, due 08/01/20	14,226	0.0
19,530	4.500%, due 09/01/20	20,133	0.0
48,263	4.500%, due 11/01/22	50,198	0.0
1,535	4.500%, due 03/01/23	1,638	0.0
3,851	4.500%, due 04/01/23	4,141	0.0
27,201	4.500%, due 05/01/23	27,918	0.0
490,613	4.500%, due 05/01/23	523,669	0.0
38,034	4.500%, due 05/01/23	40,635	0.0
1,561	4.500%, due 06/01/23	1,680	0.0
144,689	4.500%, due 07/01/23	155,702	0.0
12,509	4.500%, due 03/01/24	13,443	0.0
276,119	4.500%, due 04/01/24	297,202	0.0
55,087	4.500%, due 04/01/24	59,302	0.0
116,686	4.500%, due 05/01/24	124,812	0.0
16,781	4.500%, due 05/01/24	17,851	0.0
57,113	4.500%, due 06/01/24	61,329	0.0
85,046	4.500%, due 08/01/24	91,657	0.0
7,829	4.500%, due 09/01/24	8,408	0.0
362,648	4.500%, due 11/01/24	390,891	0.0
72,094	4.500%, due 01/01/25	77,660	0.0
80,030	4.500%, due 02/01/25	82,986	0.0
45,440	4.500%, due 03/01/25	48,350	0.0
23,260	4.500%, due 04/01/25	24,910	0.0
51,879	4.500%, due 04/01/25	53,333	0.0
12,446	4.500%, due 04/01/25	13,325	0.0
83,617	4.500%, due 05/01/25	89,986	0.0
4,778	4.500%, due 06/01/25	5,134	0.0
6,632	4.500%, due 06/01/25	7,041	0.0
597,070	4.500%, due 07/01/25	642,917	0.0
29,093	4.500%, due 07/01/25	31,312	0.0
104,783	4.500%, due 10/01/25	114,829	0.0
129,286	4.500%, due 01/01/26	138,814	0.0
229,372	4.500%, due 03/01/26	241,013	0.0
39,231	4.500%, due 05/01/26	40,281	0.0
61,646	4.500%, due 06/01/26	64,190	0.0
90,402	4.500%, due 07/01/26	96,611	0.0
66,306	4.500%, due 07/01/26	70,941	0.0
1,329,401	4.500%, due 04/01/29	1,456,866	0.1
20,754	4.500%, due 06/01/29	22,743	0.0
269,994	4.500%, due 06/01/29	295,882	0.0
255,221	4.500%, due 07/01/29	282,029	0.0
5,537	4.500%, due 10/01/29	6,068	0.0
25,300	4.500%, due 06/01/30	27,778	0.0
887,353	4.500%, due 10/01/30	974,550	0.0
170,760	4.500%, due 02/01/31	187,546	0.0
177,391	4.500%, due 05/01/31	194,819	0.0
120,049	4.500%, due 10/01/33	132,459	0.0
48,830	4.500%, due 01/01/34	53,671	0.0
13,967	4.500%, due 07/01/34	15,320	0.0
63,519	4.500%, due 09/01/35	69,660	0.0
6,569	4.500%, due 09/01/35	7,229	0.0
111,180	4.500%, due 11/01/35	122,326	0.0
425,560	4.500%, due 02/01/36	466,363	0.0
4,516,068	4.500%, due 10/25/36	4,938,895	0.1
226,405	4.500%, due 01/01/37	248,421	0.0
101,174	4.500%, due 09/01/37	111,701	0.0
11,092	4.500%, due 02/01/38	12,165	0.0
60,109	4.500%, due 01/01/39	65,872	0.0
2,366	4.500%, due 02/01/39	2,593	0.0
105,185	4.500%, due 02/01/39	115,270	0.0
49,265	4.500%, due 04/01/39	54,018	0.0
242,635	4.500%, due 04/01/39	265,900	0.0
227,268	4.500%, due 04/01/39	249,059	0.0
2,748,385	4.500%, due 05/01/39	3,029,158	0.1
1,378	4.500%, due 05/01/39	1,510	0.0
249,108	4.500%, due 05/01/39	272,993	0.0
11,487	4.500%, due 05/01/39	12,730	0.0
268,681	4.500%, due 05/01/39	294,442	0.0
279,240	4.500%, due 05/01/39	306,127	0.0
38,451	4.500%, due 05/01/39	42,397	0.0
16,157	4.500%, due 06/01/39	17,707	0.0
296,970	4.500%, due 06/01/39	325,443	0.0
159,746	4.500%, due 07/01/39	175,961	0.0
58,994	4.500%, due 07/01/39	64,650	0.0
153,570	4.500%, due 07/01/39	168,294	0.0
185,923	4.500%, due 08/01/39	203,791	0.0
238,190	4.500%, due 08/01/39	261,134	0.0
373,964	4.500%, due 08/01/39	409,925	0.0
796,109	4.500%, due 08/01/39	872,510	0.0
564,073	4.500%, due 09/01/39	619,018	0.0
4,850,000	4.500%, due 09/25/39	5,280,814	0.1
571,182	4.500%, due 10/01/39	626,176	0.0
273,021	4.500%, due 11/01/39	299,934	0.0
35,229	4.500%, due 11/01/39	38,687	0.0
67,133	4.500%, due 12/01/39	73,570	0.0
15,765	4.500%, due 12/01/39	17,322	0.0
1,471,699	4.500%, due 01/01/40	1,617,112	0.1
5,789	4.500%, due 01/01/40	6,344	0.0
570,636	4.500%, due 02/01/40	626,199	0.0
270,331	4.500%, due 02/01/40	297,102	0.0
2,538,796	4.500%, due 04/01/40	2,790,732	0.1
196,672	4.500%, due 04/01/40	215,782	0.0
276,298	4.500%, due 05/01/40	302,790	0.0
79,068	4.500%, due 05/01/40	86,750	0.0
247,156	4.500%, due 06/01/40	271,235	0.0
144,307	4.500%, due 06/01/40	158,344	0.0
11,311	4.500%, due 06/01/40	12,395	0.0
403,403	4.500%, due 06/01/40	443,817	0.0
1,068,660	4.500%, due 06/01/40	1,173,735	0.0
154,131	4.500%, due 07/01/40	168,909	0.0
267,721	4.500%, due 07/01/40	294,118	0.0
391,721	4.500%, due 07/01/40	430,057	0.0
122,411	4.500%, due 08/01/40	134,672	0.0
41,499	4.500%, due 08/01/40	45,477	0.0
89,588	4.500%, due 08/01/40	98,336	0.0
14,144	4.500%, due 08/01/40	15,524	0.0
492,659	4.500%, due 08/01/40	541,755	0.0
8,546	4.500%, due 08/01/40	9,373	0.0
8,513	4.500%, due 08/01/40	9,336	0.0
288,362	4.500%, due 08/01/40	316,351	0.0
300,249	4.500%, due 08/01/40	329,037	0.0
66,854	4.500%, due 09/01/40	73,378	0.0
652,555	4.500%, due 09/01/40	715,975	0.0
60,989	4.500%, due 09/01/40	66,997	0.0
88,282	4.500%, due 09/01/40	96,888	0.0
46,856	4.500%, due 09/01/40	51,422	0.0
57,756	4.500%, due 09/01/40	63,514	0.0
317,594	4.500%, due 09/01/40	349,290	0.0
127,021	4.500%, due 10/01/40	139,700	0.0
400,892	4.500%, due 10/01/40	439,330	0.0
433,767	4.500%, due 10/01/40	477,180	0.0
168,304	4.500%, due 10/01/40	184,442	0.0
237,592	4.500%, due 10/01/40	261,276	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
734,753		4.500%, due 11/01/40	$807,140	0.0
89,390		4.500%, due 11/01/40	98,117	0.0
226,233		4.500%, due 11/01/40	248,828	0.0
1,368,378		4.500%, due 11/01/40	1,505,177	0.1
2,458,715		4.500%, due 11/01/40	2,711,817	0.1
196,482		4.500%, due 11/01/40	216,073	0.0
248,935		4.500%, due 12/01/40	273,234	0.0
332,877		4.500%, due 12/01/40	366,153	0.0
89,040		4.500%, due 12/01/40	97,737	0.0
113,615		4.500%, due 12/01/40	124,686	0.0
165,997		4.500%, due 12/01/40	182,691	0.0
12,629		4.500%, due 12/01/40	13,891	0.0
75,553		4.500%, due 12/01/40	83,126	0.0
128,961		4.500%, due 12/01/40	141,877	0.0
487,076		4.500%, due 12/01/40	537,217	0.0
1,610,024		4.500%, due 01/01/41	1,771,417	0.1
147,485		4.500%, due 01/01/41	161,626	0.0
522,261		4.500%, due 01/01/41	573,194	0.0
502,576		4.500%, due 01/01/41	552,877	0.0
52,180		4.500%, due 01/01/41	57,402	0.0
121,705		4.500%, due 02/01/41	133,375	0.0
296,125		4.500%, due 02/01/41	325,740	0.0
279,448		4.500%, due 02/01/41	307,483	0.0
197,693		4.500%, due 02/01/41	217,166	0.0
95,165		4.500%, due 02/01/41	104,437	0.0
504,534		4.500%, due 03/01/41	558,932	0.0
217,232		4.500%, due 03/01/41	238,834	0.0
247,100		4.500%, due 03/01/41	271,199	0.0
264,586		4.500%, due 03/01/41	290,961	0.0
16,687		4.500%, due 03/01/41	18,310	0.0
99,801		4.500%, due 03/01/41	109,761	0.0
86,026		4.500%, due 03/01/41	94,418	0.0
73,536		4.500%, due 03/01/41	80,895	0.0
233,281		4.500%, due 03/01/41	255,648	0.0
1,549,270		4.500%, due 04/01/41	1,699,640	0.1
101,201		4.500%, due 04/01/41	110,905	0.0
139,217		4.500%, due 04/01/41	153,163	0.0
793,279		4.500%, due 04/01/41	870,538	0.0
309,553		4.500%, due 04/01/41	340,470	0.0
28,676		4.500%, due 04/01/41	31,426	0.0
141,817		4.500%, due 04/01/41	155,414	0.0
21,542		4.500%, due 04/01/41	23,607	0.0
185,048		4.500%, due 04/01/41	202,791	0.0
18,976		4.500%, due 05/01/41	20,867	0.0
1,203,488		4.500%, due 05/01/41	1,323,251	0.0
9,843		4.500%, due 05/01/41	10,857	0.0
1,664,317		4.500%, due 05/01/41	1,831,304	0.1
86,672		4.500%, due 05/01/41	95,317	0.0
88,283		4.500%, due 05/01/41	97,104	0.0
1,040,582		4.500%, due 05/01/41	1,144,691	0.0
564,481		4.500%, due 05/01/41	618,604	0.0
135,413		4.500%, due 05/01/41	148,982	0.0
193,337		4.500%, due 06/01/41	212,702	0.0
879,894		4.500%, due 06/01/41	964,260	0.0
43,605		4.500%, due 06/01/41	47,832	0.0
152,383		4.500%, due 07/01/41	167,416	0.0
18,966		4.500%, due 07/01/41	20,828	0.0
126,033		4.500%, due 07/01/41	138,118	0.0
48,729		4.500%, due 07/01/41	53,606	0.0
6,832		4.500%, due 07/01/41	7,515	0.0
290,441		4.500%, due 07/01/41	319,528	0.0
297,035		4.500%, due 07/01/41	326,798	0.0
418,948		4.500%, due 07/01/41	460,983	0.0
736,762		4.500%, due 08/01/41	820,994	0.0
150,111		4.500%, due 08/01/41	164,504	0.0
264,733		4.500%, due 08/01/41	290,116	0.0
95,720		4.500%, due 08/01/41	104,898	0.0
375,701		4.500%, due 08/01/41	411,963	0.0
60,564		4.500%, due 08/01/41	66,477	0.0
449,177		4.500%, due 08/01/41	494,091	0.0
497,017		4.500%, due 08/01/41	544,671	0.0
18,333		4.500%, due 09/01/41	20,120	0.0
1,575,531		4.500%, due 09/01/41	1,728,847	0.1
462,915		4.500%, due 09/01/41	509,360	0.0
52,313		4.500%, due 09/01/41	57,422	0.0
572,901		4.500%, due 10/01/41	630,379	0.0
418,023		4.500%, due 10/01/41	459,968	0.0
3,072,510		4.500%, due 10/01/41	3,376,924	0.1
87,161		4.500%, due 10/01/41	95,518	0.0
2,901,506		4.500%, due 10/01/41	3,192,639	0.1
1,154,259		4.500%, due 10/01/41	1,267,067	0.0
110,147		4.500%, due 10/01/41	120,708	0.0
146,188		4.500%, due 10/01/41	160,413	0.0
10,448,740		4.500%, due 10/25/41	12,307,117	0.3
942,926		4.500%, due 11/01/41	1,037,539	0.0
17,434		4.500%, due 11/01/41	19,145	0.0
489,275		4.500%, due 12/01/41	537,298	0.0
2,266,282		4.500%, due 12/01/41	2,489,076	0.1
38,403		4.500%, due 01/01/42	42,541	0.0
92,373		4.500%, due 01/01/42	101,622	0.0
211,426		4.500%, due 01/01/42	232,594	0.0
7,112		4.500%, due 02/01/42	7,794	0.0
186,474		4.500%, due 03/01/42	204,975	0.0
17,441		4.500%, due 03/01/42	19,113	0.0
193,215		4.500%, due 04/01/42	211,837	0.0
14,368		4.500%, due 06/01/42	15,790	0.0
19,171		4.500%, due 08/01/42	21,258	0.0
10,049		4.500%, due 09/01/42	11,012	0.0
7,356		4.500%, due 01/01/43	8,061	0.0
25,974		4.500%, due 12/01/43	28,464	0.0
3,314,819		4.767%, due 12/25/42	3,236,771	0.1
869,113	^	5.000%, due 05/25/18	21,609	0.0
2,398		5.000%, due 04/01/23	2,662	0.0
64,058		5.000%, due 12/01/23	67,967	0.0
3,217		5.000%, due 12/01/23	3,571	0.0
147,677		5.000%, due 04/01/26	163,964	0.0
174,456		5.000%, due 05/01/26	193,695	0.0
118,910		5.000%, due 08/01/27	132,080	0.0
50,670		5.000%, due 04/01/28	56,276	0.0
472,786		5.000%, due 05/01/33	527,593	0.0
656,140		5.000%, due 06/01/33	730,380	0.0
50,127		5.000%, due 08/01/33	55,919	0.0
714,927		5.000%, due 09/01/33	797,977	0.0
172,704		5.000%, due 02/01/34	194,118	0.0
356,799		5.000%, due 03/01/34	398,275	0.0
109,104		5.000%, due 06/01/34	121,676	0.0
165,650		5.000%, due 07/25/34	166,710	0.0
19,758		5.000%, due 11/01/34	22,007	0.0
795,065		5.000%, due 02/01/35	886,800	0.0
858,611		5.000%, due 03/01/35	960,135	0.0
81,737		5.000%, due 04/01/35	90,751	0.0
25,995		5.000%, due 05/01/35	29,029	0.0
3,104,993		5.000%, due 07/01/35	3,489,279	0.1
1,141,216		5.000%, due 07/01/35	1,282,495	0.0
239,943		5.000%, due 08/01/35	266,601	0.0
14,925		5.000%, due 09/01/35	16,776	0.0
321,796		5.000%, due 09/01/35	358,505	0.0
8,240		5.000%, due 10/01/35	9,175	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
431,975		5.000%, due 10/01/35	$480,829	0.0
204,586		5.000%, due 12/01/35	227,758	0.0
481,974		5.000%, due 02/01/36	536,651	0.0
151,890		5.000%, due 03/01/36	169,076	0.0
184,093		5.000%, due 04/01/36	204,768	0.0
140,853		5.000%, due 05/01/36	156,807	0.0
1,010,024		5.000%, due 07/01/36	1,135,130	0.0
4,113,173		5.000%, due 12/01/36	4,579,349	0.1
1,520,995		5.000%, due 07/01/37	1,709,799	0.1
3,777,765		5.000%, due 07/01/37	4,246,116	0.1
82,258		5.000%, due 04/01/38	91,329	0.0
137,417		5.000%, due 04/01/39	152,673	0.0
132,854		5.000%, due 07/01/39	147,734	0.0
8,159,907		5.000%, due 06/25/40	9,573,180	0.2
1,024,230		5.000%, due 11/01/40	1,143,596	0.0
18,436,126	^	5.000%, due 01/25/41	2,194,461	0.1
96,291		5.000%, due 03/01/41	106,925	0.0
122,067		5.000%, due 04/01/41	136,108	0.0
572,895		5.000%, due 05/01/41	638,792	0.0
1,324,784		5.000%, due 06/01/41	1,476,988	0.1
2,472,548		5.000%, due 06/01/41	2,756,955	0.1
7,263,680	^	5.000%, due 04/25/42	1,140,137	0.0
418		5.500%, due 01/01/18	425	0.0
20,332		5.500%, due 01/01/18	20,624	0.0
12,965		5.500%, due 02/01/18	13,225	0.0
775		5.500%, due 02/01/18	788	0.0
519		5.500%, due 03/01/18	528	0.0
273		5.500%, due 06/01/18	279	0.0
2,168		5.500%, due 01/01/20	2,219	0.0
3,255		5.500%, due 02/01/21	3,442	0.0
1,604		5.500%, due 04/01/21	1,694	0.0
14,770		5.500%, due 06/01/22	15,982	0.0
1,433		5.500%, due 11/01/22	1,500	0.0
26,890		5.500%, due 11/01/22	29,297	0.0
1,848		5.500%, due 11/01/22	1,932	0.0
904		5.500%, due 12/01/22	960	0.0
11,506		5.500%, due 05/01/23	11,574	0.0
239,819		5.500%, due 06/01/23	270,110	0.0
51,414		5.500%, due 07/01/23	55,785	0.0
14,048		5.500%, due 07/01/23	15,020	0.0
36,667		5.500%, due 09/01/23	39,714	0.0
18,996		5.500%, due 01/01/25	20,318	0.0
5,419		5.500%, due 08/01/25	5,760	0.0
31,732		5.500%, due 07/01/26	35,740	0.0
16,603		5.500%, due 12/01/27	18,700	0.0
20,500		5.500%, due 04/01/28	23,090	0.0
15,944		5.500%, due 08/01/28	17,958	0.0
18,999		5.500%, due 01/01/29	21,398	0.0
51,012		5.500%, due 09/01/29	57,455	0.0
174,962		5.500%, due 10/01/29	197,592	0.0
9,362		5.500%, due 01/01/32	10,544	0.0
196,638		5.500%, due 04/01/33	223,501	0.0
2,365		5.500%, due 04/01/33	2,691	0.0
52,291		5.500%, due 10/01/33	59,487	0.0
79,064		5.500%, due 10/01/33	89,051	0.0
16,874		5.500%, due 11/01/33	19,195	0.0
23,727		5.500%, due 11/01/33	26,842	0.0
17,118		5.500%, due 11/01/33	19,352	0.0
2,440		5.500%, due 11/01/33	2,773	0.0
83,563		5.500%, due 12/01/33	95,132	0.0
3,254		5.500%, due 12/01/33	3,701	0.0
34,927		5.500%, due 12/01/33	39,722	0.0
30,749		5.500%, due 12/01/33	34,934	0.0
222,302		5.500%, due 12/01/33	252,528	0.0
622,071		5.500%, due 12/01/33	708,131	0.0
61,265		5.500%, due 12/01/33	69,594	0.0
27,801		5.500%, due 01/01/34	31,650	0.0
66,732		5.500%, due 01/01/34	75,160	0.0
2,144		5.500%, due 01/01/34	2,424	0.0
181,685		5.500%, due 01/01/34	206,681	0.0
35,331		5.500%, due 01/01/34	39,794	0.0
22,623		5.500%, due 06/01/34	25,480	0.0
51,602		5.500%, due 11/01/34	58,680	0.0
120,190		5.500%, due 11/01/34	136,892	0.0
2,521		5.500%, due 12/01/34	2,869	0.0
35,743		5.500%, due 01/01/35	40,648	0.0
77,288		5.500%, due 01/01/35	87,050	0.0
15,408		5.500%, due 01/01/35	17,552	0.0
66,399		5.500%, due 01/01/35	75,413	0.0
18,893		5.500%, due 02/01/35	21,457	0.0
3,580,256		5.500%, due 02/01/35	4,079,223	0.1
40,031		5.500%, due 03/01/35	45,369	0.0
82,819		5.500%, due 06/01/35	93,406	0.0
26,248		5.500%, due 07/01/35	29,563	0.0
2,105,588		5.500%, due 08/01/35	2,408,506	0.1
9,442		5.500%, due 10/01/35	10,715	0.0
145,541		5.500%, due 11/01/35	165,687	0.0
1,966		5.500%, due 11/01/35	2,238	0.0
1,646		5.500%, due 12/01/35	1,867	0.0
2,163		5.500%, due 12/01/35	2,458	0.0
405,061		5.500%, due 12/01/35	459,773	0.0
30,794		5.500%, due 12/01/35	34,970	0.0
38,053		5.500%, due 01/01/36	43,092	0.0
218,535		5.500%, due 01/01/36	247,791	0.0
918,618		5.500%, due 01/25/36	1,044,838	0.0
1,703		5.500%, due 02/01/36	1,918	0.0
32,830		5.500%, due 04/01/36	37,257	0.0
2,374,489		5.500%, due 07/01/36	2,701,381	0.1
1,046		5.500%, due 08/01/36	1,178	0.0
120,736		5.500%, due 09/01/36	137,369	0.0
180,123		5.500%, due 09/01/36	205,075	0.0
332,908		5.500%, due 12/01/36	376,396	0.0
372,316		5.500%, due 12/01/36	421,676	0.0
5,659		5.500%, due 12/01/36	6,389	0.0
3,084		5.500%, due 12/01/36	3,483	0.0
212,799		5.500%, due 01/01/37	242,671	0.0
32,610		5.500%, due 01/01/37	36,937	0.0
264,942		5.500%, due 02/01/37	299,779	0.0
760,220		5.500%, due 03/01/37	863,200	0.0
27,283		5.500%, due 04/01/37	30,902	0.0
1,555		5.500%, due 05/01/37	1,754	0.0
50,984		5.500%, due 05/01/37	57,500	0.0
7,082		5.500%, due 05/01/37	7,993	0.0
81,154		5.500%, due 05/01/37	91,410	0.0
116,749		5.500%, due 06/01/37	132,189	0.0
64,042		5.500%, due 06/01/37	72,231	0.0
70,840		5.500%, due 07/01/37	79,787	0.0
69,626		5.500%, due 08/01/37	78,420	0.0
36,702		5.500%, due 08/01/37	41,802	0.0
115,280		5.500%, due 08/01/37	130,884	0.0
295,842		5.500%, due 09/01/37	334,468	0.0
1,420		5.500%, due 11/01/37	1,604	0.0
1,302,029		5.500%, due 01/01/38	1,480,215	0.1
2,931		5.500%, due 02/01/38	3,306	0.0
1,616		5.500%, due 02/01/38	1,832	0.0
759,990		5.500%, due 03/01/38	861,418	0.0
48,178		5.500%, due 03/01/38	54,333	0.0
1,243		5.500%, due 04/01/38	1,405	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
243,289		5.500%, due 04/01/38	$275,556	0.0
57,626		5.500%, due 04/01/38	65,257	0.0
25,412		5.500%, due 05/01/38	28,761	0.0
449,758		5.500%, due 05/01/38	507,917	0.0
8,272		5.500%, due 05/01/38	9,358	0.0
59,586		5.500%, due 06/01/38	67,354	0.0
4,929,720		5.500%, due 06/01/38	5,580,829	0.1
246,170		5.500%, due 06/01/38	278,490	0.0
207,657		5.500%, due 07/01/38	234,885	0.0
131,505		5.500%, due 07/01/38	150,098	0.0
1,475		5.500%, due 07/01/38	1,667	0.0
94,771		5.500%, due 07/01/38	107,311	0.0
219,515		5.500%, due 08/01/38	248,206	0.0
29,468		5.500%, due 08/01/38	33,531	0.0
53,090		5.500%, due 08/01/38	59,796	0.0
531,915		5.500%, due 11/01/38	602,091	0.0
161,460		5.500%, due 11/01/38	181,853	0.0
590		5.500%, due 12/01/38	664	0.0
1,778		5.500%, due 12/01/38	2,002	0.0
84,718		5.500%, due 12/01/38	95,559	0.0
1,079,075		5.500%, due 01/01/39	1,219,965	0.0
141,899		5.500%, due 01/01/39	160,683	0.0
284,122		5.500%, due 01/01/39	321,309	0.0
53,329		5.500%, due 03/01/39	60,620	0.0
765,455		5.500%, due 06/01/39	873,858	0.0
443,174		5.500%, due 06/01/39	506,530	0.0
77,463		5.500%, due 05/01/40	87,254	0.0
2,721,199		5.500%, due 05/25/40	3,046,808	0.1
6,405,629	^	5.500%, due 11/25/40	1,213,017	0.0
49,017		5.500%, due 07/01/41	55,451	0.0
927,612		5.500%, due 09/01/41	1,054,596	0.0
47,863,591	^	5.500%, due 03/25/45	10,238,070	0.2
17,023,799	^	5.545%, due 11/25/40	2,888,423	0.1
20,258,158	^	5.575%, due 10/25/42	3,935,856	0.1
25,104,862	^	5.575%, due 12/25/42	4,503,400	0.1
529,160	^	5.625%, due 03/25/42	95,442	0.0
13,846,569	^	5.625%, due 11/25/42	2,886,956	0.1
13,175,109	^	5.625%, due 02/25/43	3,351,621	0.1
16,806,904	^	5.675%, due 06/25/33	3,263,669	0.1
8,529,294	^	5.895%, due 06/25/40	1,589,726	0.1
4,285,035	^	5.925%, due 02/25/42	627,098	0.0
2,339		6.000%, due 11/01/17	2,362	0.0
1,725		6.000%, due 01/01/18	1,748	0.0
266		6.000%, due 02/01/18	271	0.0
2,102		6.000%, due 04/01/18	2,125	0.0
5,215		6.000%, due 09/01/18	5,300	0.0
5,254		6.000%, due 10/01/18	5,398	0.0
1,597		6.000%, due 11/01/18	1,615	0.0
1,295		6.000%, due 12/01/18	1,484	0.0
3,223		6.000%, due 05/01/21	3,691	0.0
39,191		6.000%, due 09/01/21	44,891	0.0
36,439		6.000%, due 04/01/22	41,739	0.0
81,467		6.000%, due 06/01/22	93,316	0.0
12,801		6.000%, due 01/01/23	14,663	0.0
1,897		6.000%, due 03/01/24	2,173	0.0
192,294		6.000%, due 11/01/28	220,263	0.0
726,632		6.000%, due 07/25/29	819,399	0.0
895		6.000%, due 04/01/31	1,036	0.0
575,161		6.000%, due 04/25/31	663,358	0.0
354		6.000%, due 01/01/32	405	0.0
1,105		6.000%, due 11/01/32	1,265	0.0
2,254		6.000%, due 11/01/32	2,614	0.0
105,419		6.000%, due 01/01/33	122,193	0.0
1,404,142	^	6.000%, due 08/25/33	326,616	0.0
6,483		6.000%, due 09/01/33	7,426	0.0
1,792		6.000%, due 01/01/34	2,053	0.0
201,133		6.000%, due 08/01/34	230,388	0.0
265,732		6.000%, due 06/01/35	304,382	0.0
12,297		6.000%, due 07/01/35	14,085	0.0
10,424		6.000%, due 07/01/35	11,940	0.0
12,721		6.000%, due 07/01/35	14,687	0.0
26,305		6.000%, due 07/01/35	30,642	0.0
8,371		6.000%, due 10/01/35	9,589	0.0
453		6.000%, due 10/01/35	518	0.0
142,160		6.000%, due 11/01/35	165,411	0.0
2,738		6.000%, due 12/01/35	3,137	0.0
139,008		6.000%, due 12/01/35	160,182	0.0
248,136		6.000%, due 12/01/35	284,227	0.0
11,819		6.000%, due 01/01/36	13,627	0.0
1,584		6.000%, due 02/01/36	1,822	0.0
66,599		6.000%, due 02/01/36	76,757	0.0
106,393		6.000%, due 02/01/36	122,493	0.0
80,528		6.000%, due 02/01/36	92,766	0.0
65,491		6.000%, due 03/01/36	75,017	0.0
81,221		6.000%, due 03/01/36	93,390	0.0
51,558		6.000%, due 04/01/36	59,209	0.0
108,963		6.000%, due 04/01/36	125,144	0.0
34,242		6.000%, due 05/01/36	39,415	0.0
13,905		6.000%, due 05/01/36	15,927	0.0
1,157		6.000%, due 06/01/36	1,325	0.0
6,361		6.000%, due 06/01/36	7,292	0.0
220,014		6.000%, due 07/01/36	254,023	0.0
3,865		6.000%, due 07/01/36	4,427	0.0
22,383		6.000%, due 07/01/36	25,679	0.0
5,310		6.000%, due 07/01/36	6,082	0.0
17,363		6.000%, due 07/01/36	19,922	0.0
870,022		6.000%, due 08/01/36	997,754	0.0
12,164		6.000%, due 08/01/36	13,954	0.0
509,624		6.000%, due 08/01/36	591,670	0.0
77,724		6.000%, due 08/01/36	89,172	0.0
9,753		6.000%, due 08/01/36	11,184	0.0
58,130		6.000%, due 08/01/36	66,585	0.0
70,559		6.000%, due 09/01/36	81,996	0.0
44,554		6.000%, due 09/01/36	51,056	0.0
191,995		6.000%, due 09/01/36	220,194	0.0
42,722		6.000%, due 09/01/36	49,051	0.0
153,325		6.000%, due 09/01/36	175,626	0.0
30,451		6.000%, due 09/01/36	34,879	0.0
198,947		6.000%, due 09/01/36	227,883	0.0
1,297		6.000%, due 09/01/36	1,485	0.0
76,815		6.000%, due 10/01/36	88,027	0.0
193,892		6.000%, due 10/01/36	222,530	0.0
58,529		6.000%, due 10/01/36	67,209	0.0
33,841		6.000%, due 10/01/36	38,763	0.0
15,145		6.000%, due 10/01/36	17,397	0.0
21,024		6.000%, due 10/01/36	24,230	0.0
58,027		6.000%, due 11/01/36	66,637	0.0
66,570		6.000%, due 11/01/36	76,252	0.0
25,404		6.000%, due 11/01/36	29,099	0.0
5,432		6.000%, due 11/01/36	6,222	0.0
107,783		6.000%, due 11/01/36	123,460	0.0
115,298		6.000%, due 12/01/36	132,068	0.0
51,531		6.000%, due 12/01/36	59,026	0.0
6,158		6.000%, due 12/01/36	7,053	0.0
26,629		6.000%, due 12/01/36	30,502	0.0
9,495		6.000%, due 12/01/36	10,905	0.0
116,700		6.000%, due 12/01/36	133,965	0.0
16,462		6.000%, due 12/01/36	19,066	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
2,676	6.000%, due 01/01/37	$3,067	0.0
55,367	6.000%, due 01/01/37	63,420	0.0
27,332	6.000%, due 01/01/37	31,307	0.0
4,778	6.000%, due 01/01/37	5,473	0.0
1,596	6.000%, due 01/01/37	1,847	0.0
23,747	6.000%, due 01/01/37	27,272	0.0
91,567	6.000%, due 01/01/37	105,069	0.0
6,409	6.000%, due 02/01/37	7,356	0.0
24,049	6.000%, due 02/01/37	27,606	0.0
199,510	6.000%, due 02/01/37	228,529	0.0
39,226	6.000%, due 02/01/37	45,038	0.0
78,716	6.000%, due 02/01/37	90,165	0.0
38,559	6.000%, due 03/01/37	44,256	0.0
322,268	6.000%, due 03/01/37	370,046	0.0
26,269	6.000%, due 03/01/37	30,123	0.0
48,435	6.000%, due 03/01/37	55,602	0.0
2,100	6.000%, due 03/01/37	2,410	0.0
53,638	6.000%, due 03/01/37	61,577	0.0
16,072	6.000%, due 04/01/37	18,457	0.0
80,968	6.000%, due 04/01/37	93,447	0.0
5,403	6.000%, due 04/01/37	6,195	0.0
287,393	6.000%, due 04/01/37	329,925	0.0
38,772	6.000%, due 04/01/37	44,448	0.0
133,544	6.000%, due 04/01/37	153,327	0.0
892	6.000%, due 04/01/37	1,022	0.0
76,019	6.000%, due 04/01/37	87,133	0.0
99,255	6.000%, due 04/01/37	113,691	0.0
2,690	6.000%, due 04/01/37	3,082	0.0
31,679	6.000%, due 04/01/37	36,287	0.0
8,183	6.000%, due 04/01/37	9,373	0.0
4,779	6.000%, due 04/01/37	5,480	0.0
99,884	6.000%, due 04/01/37	114,703	0.0
48,631	6.000%, due 04/01/37	55,705	0.0
4,525	6.000%, due 04/01/37	5,183	0.0
1,409	6.000%, due 04/01/37	1,614	0.0
738	6.000%, due 04/01/37	845	0.0
13,371	6.000%, due 05/01/37	15,316	0.0
107,111	6.000%, due 05/01/37	122,691	0.0
2,582	6.000%, due 05/01/37	2,958	0.0
34,702	6.000%, due 05/01/37	39,749	0.0
45,761	6.000%, due 05/01/37	52,416	0.0
43,826	6.000%, due 05/01/37	50,316	0.0
96,980	6.000%, due 05/01/37	111,149	0.0
37,316	6.000%, due 05/01/37	42,799	0.0
39,672	6.000%, due 05/01/37	45,442	0.0
37,214	6.000%, due 05/01/37	42,687	0.0
251,878	6.000%, due 05/01/37	289,242	0.0
16,773	6.000%, due 05/01/37	19,241	0.0
5,142	6.000%, due 05/01/37	5,896	0.0
146,695	6.000%, due 06/01/37	168,032	0.0
12,190	6.000%, due 06/01/37	13,992	0.0
5,932	6.000%, due 06/01/37	6,795	0.0
6,113	6.000%, due 06/01/37	7,002	0.0
28,767	6.000%, due 06/01/37	32,951	0.0
13,814	6.000%, due 06/01/37	15,834	0.0
19,287	6.000%, due 06/01/37	22,133	0.0
3,019	6.000%, due 06/01/37	3,458	0.0
9,509	6.000%, due 07/01/37	10,892	0.0
22,680	6.000%, due 07/01/37	26,017	0.0
5,689	6.000%, due 07/01/37	6,524	0.0
52,938	6.000%, due 07/01/37	60,773	0.0
161,514	6.000%, due 07/01/37	185,006	0.0
45,771	6.000%, due 07/01/37	52,532	0.0
18,650	6.000%, due 07/01/37	21,418	0.0
30,387	6.000%, due 07/01/37	34,851	0.0
169,736	6.000%, due 07/01/37	194,423	0.0
70,360	6.000%, due 07/01/37	80,853	0.0
36,421	6.000%, due 07/01/37	42,125	0.0
30,154	6.000%, due 08/01/37	34,540	0.0
20,287	6.000%, due 08/01/37	23,237	0.0
13,992	6.000%, due 08/01/37	16,577	0.0
132,524	6.000%, due 08/01/37	151,800	0.0
10,846	6.000%, due 08/01/37	12,424	0.0
162,681	6.000%, due 08/01/37	186,685	0.0
141,136	6.000%, due 08/01/37	161,664	0.0
94,022	6.000%, due 08/01/37	107,842	0.0
49,951	6.000%, due 08/01/37	57,216	0.0
51,200	6.000%, due 08/01/37	58,646	0.0
14,672	6.000%, due 09/01/37	16,806	0.0
38,494	6.000%, due 09/01/37	44,093	0.0
8,964	6.000%, due 09/01/37	10,276	0.0
760,074	6.000%, due 09/01/37	872,526	0.0
47,419	6.000%, due 09/01/37	54,439	0.0
13,504	6.000%, due 09/01/37	15,469	0.0
137,054	6.000%, due 09/01/37	157,160	0.0
3,096	6.000%, due 09/01/37	3,546	0.0
79,484	6.000%, due 10/01/37	91,163	0.0
8,113	6.000%, due 10/01/37	9,293	0.0
41,350	6.000%, due 10/01/37	47,364	0.0
9,544	6.000%, due 10/01/37	10,932	0.0
134,110	6.000%, due 11/01/37	153,616	0.0
100,857	6.000%, due 11/01/37	116,508	0.0
2,374	6.000%, due 11/01/37	2,720	0.0
35,167	6.000%, due 12/01/37	40,282	0.0
131,874	6.000%, due 12/01/37	151,291	0.0
74,818	6.000%, due 12/01/37	85,843	0.0
196,952	6.000%, due 12/01/37	226,930	0.0
3,350	6.000%, due 12/01/37	3,859	0.0
28,932	6.000%, due 12/01/37	33,146	0.0
240,331	6.000%, due 02/01/38	275,286	0.0
84,887	6.000%, due 02/01/38	97,264	0.0
343,948	6.000%, due 02/01/38	395,008	0.0
10,503	6.000%, due 03/01/38	12,030	0.0
34,186	6.000%, due 03/01/38	39,159	0.0
3,597	6.000%, due 03/01/38	4,204	0.0
164,070	6.000%, due 05/01/38	187,933	0.0
10,143	6.000%, due 05/01/38	11,645	0.0
33,160	6.000%, due 06/01/38	38,041	0.0
3,093	6.000%, due 06/01/38	3,543	0.0
204,632	6.000%, due 07/01/38	234,395	0.0
127,497	6.000%, due 07/01/38	146,243	0.0
3,191	6.000%, due 08/01/38	3,692	0.0
1,686	6.000%, due 08/01/38	1,932	0.0
1,417	6.000%, due 08/01/38	1,623	0.0
17,940	6.000%, due 09/01/38	20,600	0.0
74,900	6.000%, due 09/01/38	85,923	0.0
11,958	6.000%, due 09/01/38	13,834	0.0
41,630	6.000%, due 09/01/38	47,746	0.0
4,686	6.000%, due 10/01/38	5,376	0.0
106,438	6.000%, due 10/01/38	121,919	0.0
136,143	6.000%, due 10/01/38	155,945	0.0
32,523	6.000%, due 10/01/38	37,950	0.0
43,870	6.000%, due 10/01/38	50,355	0.0
127,200	6.000%, due 10/01/38	145,701	0.0
3,577	6.000%, due 10/01/38	4,097	0.0
2,066	6.000%, due 11/01/38	2,366	0.0
166,283	6.000%, due 11/01/38	190,469	0.0
2,207	6.000%, due 11/01/38	2,528	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
183,682		6.000%, due 12/01/38	$210,953	0.0
5,403		6.000%, due 12/01/38	6,189	0.0
125,284		6.000%, due 12/01/38	143,842	0.0
4,318		6.000%, due 10/01/39	5,035	0.0
58,329		6.000%, due 10/01/39	66,888	0.0
1,170,095		6.000%, due 02/01/40	1,342,961	0.0
51,863		6.000%, due 04/01/40	59,548	0.0
228,136		6.000%, due 09/01/40	263,974	0.0
546,408		6.000%, due 10/01/40	627,205	0.0
807,636		6.000%, due 05/01/41	926,947	0.0
16,037,538	^	6.075%, due 09/25/40	3,386,203	0.1
5,313,063	^	6.075%, due 10/25/40	950,782	0.0
10,742,306	^	6.095%, due 06/25/40	1,569,404	0.1
9,804,444	^	6.155%, due 10/25/35	1,933,804	0.1
1,445,775	^	6.175%, due 08/25/26	207,183	0.0
5,213,148	^	6.215%, due 01/25/37	1,017,040	0.0
12,870,756	^	6.225%, due 10/25/35	2,520,749	0.1
1,093,699		6.250%, due 10/25/36	1,227,582	0.0
10,998		6.500%, due 04/01/27	12,677	0.0
10,605		6.500%, due 02/01/28	12,222	0.0
48		6.500%, due 06/01/29	56	0.0
1,760		6.500%, due 07/01/29	2,027	0.0
14,200		6.500%, due 01/01/32	16,370	0.0
18,758		6.500%, due 04/01/32	21,718	0.0
21,838		6.500%, due 09/01/32	25,166	0.0
15,598		6.500%, due 10/01/32	17,971	0.0
20,041		6.500%, due 10/01/32	23,102	0.0
12,030		6.500%, due 03/01/38	13,878	0.0
803,650		6.500%, due 06/17/38	803,337	0.0
2,249		7.000%, due 08/01/25	2,496	0.0
800		7.000%, due 12/01/25	809	0.0
248		7.000%, due 12/01/25	249	0.0
3,298		7.000%, due 02/01/26	3,408	0.0
4,391		7.000%, due 03/01/26	4,508	0.0
9,602		7.000%, due 03/01/26	10,584	0.0
20,329		7.000%, due 03/01/26	22,270	0.0
1,352		7.000%, due 12/01/27	1,424	0.0
643,290		7.000%, due 03/01/38	803,434	0.0
841,052		7.000%, due 04/01/38	1,051,848	0.0
1,049		7.500%, due 11/01/29	1,094	0.0
20,643		7.500%, due 09/01/31	25,846	0.0
10,182		10.000%, due 02/25/19	10,795	0.0
978,015		14.187%, due 03/25/38	1,328,880	0.0
219,879		21.899%, due 07/25/35	351,197	0.0
252,045		23.155%, due 01/25/35	311,683	0.0
87,391		26.499%, due 02/25/34	108,016	0.0
2,155,441		30.824%, due 11/25/36	4,186,680	0.1
461,174		4.000%, due 11/01/45	494,856	0.0
12,714		5.500%, due 05/01/36	14,450	0.0
			531,499,476	11.2

		Government National Mortgage Association: 3.6%
124,321		0.930%, due 03/16/32	124,301	0.0
6,569,000	W	3.000%, due 05/20/45	6,882,054	0.2
19,138,348		3.500%, due 05/20/46	20,359,838	0.4
24,811,445		3.500%, due 07/20/46	26,407,083	0.6
8,412,358	^	4.000%, due 08/16/26	901,236	0.0
1,918,684		4.000%, due 11/20/40	2,065,318	0.0
455,112		4.000%, due 10/20/41	478,770	0.0
1,193,247		4.000%, due 03/20/44	1,382,326	0.0
3,376,423		4.000%, due 03/20/46	3,660,625	0.1
2,986,115	^	4.500%, due 12/20/37	73,657	0.0
4,452,543		4.500%, due 05/20/39	4,917,799	0.1
2,000,000		4.500%, due 05/20/39	2,133,360	0.1
2,947,171	^	4.500%, due 05/20/40	240,345	0.0
5,862,140		4.500%, due 05/20/40	6,546,987	0.1
2,765,295		4.500%, due 08/20/41	3,030,537	0.1
3,489,481		4.750%, due 05/20/39	3,834,848	0.1
27,061		5.000%, due 11/15/35	30,425	0.0
19,012		5.000%, due 11/15/35	21,409	0.0
9,691		5.000%, due 11/15/35	10,808	0.0
13,177		5.000%, due 11/15/35	14,927	0.0
92,751		5.000%, due 06/15/37	104,308	0.0
68,892		5.000%, due 03/15/38	77,776	0.0
487,041		5.000%, due 03/15/38	544,667	0.0
17,242		5.000%, due 06/15/38	19,229	0.0
6,745		5.000%, due 07/15/38	7,595	0.0
8,380		5.000%, due 09/15/38	9,425	0.0
100,654		5.000%, due 11/15/38	112,857	0.0
87,111		5.000%, due 11/15/38	98,064	0.0
2,105,600		5.000%, due 12/15/38	2,367,963	0.1
44,879		5.000%, due 12/15/38	50,518	0.0
207,021		5.000%, due 12/15/38	232,114	0.0
221,100		5.000%, due 01/15/39	246,584	0.0
2,582,399		5.000%, due 01/15/39	2,895,498	0.1
262,476		5.000%, due 01/15/39	295,518	0.0
236,364		5.000%, due 02/15/39	265,514	0.0
280,803		5.000%, due 02/15/39	314,849	0.0
112,979		5.000%, due 02/15/39	127,069	0.0
6,888		5.000%, due 03/15/39	7,682	0.0
201,336		5.000%, due 03/15/39	226,368	0.0
412,679		5.000%, due 03/15/39	463,917	0.0
285,665		5.000%, due 03/15/39	319,796	0.0
254,306		5.000%, due 04/15/39	285,895	0.0
3,100		5.000%, due 05/15/39	3,487	0.0
134,199		5.000%, due 05/15/39	150,471	0.0
424,701		5.000%, due 05/15/39	476,195	0.0
227,773		5.000%, due 07/15/39	254,027	0.0
204,153		5.000%, due 09/15/39	229,714	0.0
20,100		5.000%, due 11/15/39	22,484	0.0
2,180,997	^	5.000%, due 11/20/39	303,651	0.0
9,101,978	^	5.000%, due 01/20/40	2,076,229	0.1
5,696,943	^	5.000%, due 03/20/40	889,015	0.0
4,264		5.000%, due 04/15/40	4,771	0.0
35,392		5.000%, due 06/15/40	39,684	0.0
67,486		5.000%, due 09/15/40	75,894	0.0
436,397		5.000%, due 09/15/40	490,152	0.0
159,322		5.000%, due 10/15/40	178,971	0.0
2,593,360	^	5.000%, due 10/20/40	280,915	0.0
236,310		5.000%, due 05/15/42	263,548	0.0
929,096		5.000%, due 02/20/43	1,011,179	0.0
8,937,365	^	5.068%, due 06/20/44	1,784,361	0.0
18,833,009	^	5.070%, due 04/16/44	3,255,214	0.1
3,375,289		5.140%, due 10/20/60	3,601,846	0.1
2,441,218		5.277%, due 10/20/60	2,602,170	0.1
5,206,350	^	5.318%, due 06/20/40	790,498	0.0
25,311,127	^	5.500%, due 11/20/43	5,323,499	0.1
22,154,642	^	5.500%, due 12/16/43	4,292,526	0.1
1,025,859		5.500%, due 03/20/60	1,092,495	0.0
19,256,749	^	5.518%, due 07/20/39	3,288,820	0.1
23,698,690	^	5.570%, due 05/16/40	3,582,607	0.1
19,860,598	^	5.668%, due 05/20/37	3,683,414	0.1
3,102,739	^	5.668%, due 06/20/38	256,045	0.0
6,945,575	^	5.668%, due 04/20/39	1,279,371	0.0
21,652,443	^	5.670%, due 12/16/39	2,928,688	0.1
23,625,333	^	5.670%, due 04/16/44	3,970,809	0.1
3,580,241	^	5.768%, due 05/20/39	307,770	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
3,250,402	^	5.868%, due 04/20/38	$524,919	0.0
2,622,203	^	5.970%, due 05/16/38	496,856	0.0
7,691,875	^	5.970%, due 01/16/39	1,334,045	0.0
9,799,535		6.000%, due 05/20/39	12,752,628	0.3
23,089,752	^	6.000%, due 05/16/44	6,002,622	0.1
11,298,052	^	6.088%, due 08/20/40	2,612,470	0.1
4,643,086	^	6.120%, due 09/16/40	947,737	0.0
10,194,502	^	6.138%, due 06/20/41	2,049,992	0.0
1,974,204	^	6.240%, due 02/16/35	404,845	0.0
2,320,579	^	6.468%, due 04/20/36	123,713	0.0
139,764		7.000%, due 05/16/32	161,817	0.0
758,401		20.324%, due 03/20/37	1,247,432	0.0
332,992		23.358%, due 04/16/37	422,379	0.0
			170,061,834	3.6

	Total U.S. Government Agency Obligations (Cost $1,074,995,559)		1,113,735,975	23.5

ASSET-BACKED SECURITIES: 6.7%
		Automobile Asset-Backed Securities: 0.9%
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4 D, 3.310%, 10/08/19	4,353,186	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5 D, 2.860%, 12/09/19	5,569,983	0.1
2,980,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	3,015,461	0.1
2,390,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	2,416,629	0.1
1,700,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	1,726,034	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	3,568,374	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	3,468,223	0.1
2,360,000	#	MMCA Auto Owner Trust 2014-A C, 2.260%, 10/15/20	2,379,768	0.0
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,256,874	0.2
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,226,788	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,870,545	0.0
			41,851,865	0.9

		Home Equity Asset-Backed Securities: 0.3%
5,831,784		Bear Stearns Asset Backed Securities I Trust 2006-HE9 3A, 0.665%, 11/25/36	5,215,264	0.1
1,998,952		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.239%, 10/25/36	1,929,062	0.0
1,300,000		Home Equity Asset Trust 2005-2 M5, 1.620%, 07/25/35	1,206,831	0.0
2,700,000		Home Equity Asset Trust 2007-3 2A3, 0.765%, 08/25/37	2,430,782	0.1
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.440%, 03/25/35	2,158,541	0.0
532,777		New Century Home Equity Loan Trust 2005-2 M3, 1.260%, 06/25/35	457,536	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 1.404%, 08/25/33	66,638	0.0
2,600,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	2,502,655	0.1
81,039		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.605%, 11/25/36	29,998	0.0
			15,997,307	0.3

		Other Asset-Backed Securities: 5.5%
3,000,000	#	1776 CLO Ltd. 2006-1A D, 2.538%, 05/08/20	2,850,519	0.1
10,780,000	#	ALM VII Ltd. 2012-7A A1R, 2.314%, 10/15/28	10,780,000	0.2
4,090,000	#	ALM VIII Ltd. 2013-8A A1R, 2.343%, 10/15/28	4,090,000	0.1
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	2,453,535	0.1
2,570,512	#,^	American Homes 4 Rent 2015-SFR1 XS, 04/17/52	–	–
2,000,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/45	2,219,753	0.1
2,200,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/45	2,439,597	0.1
12,665,104	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 10/17/45	–	–
2,500,000	#	Apidos Cinco CDO Ltd. 2007-12A C, 3.067%, 05/14/20	2,500,657	0.1
6,750,000	#	Atrium V 5A B, 1.501%, 07/20/20	6,652,915	0.1
1,750,000	#	Atrium V 5A D, 4.511%, 07/20/20	1,747,569	0.0
666,278	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	669,765	0.0
5,827,500	#	Blue Hill CLO 2013-1A A, 2.160%, 01/15/26	5,829,242	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
10,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.547%, 03/17/21	$9,940,630	0.2
6,188,416	#	Callidus Debt Partners Clo Fund VI Ltd. 6A A1T, 0.975%, 10/23/21	6,122,317	0.1
3,000,000	#	Canaras Summit CLO Ltd. 2007-1A B, 1.337%, 06/19/21	2,937,735	0.1
7,000,000	#	Canaras Summit CLO Ltd. 2007-1A C, 1.657%, 06/19/21	6,770,491	0.1
4,250,000	#	Carlyle High Yield Partners IX Ltd. 2006-9A B, 1.245%, 08/01/21	4,176,020	0.1
62,811		Chase Funding Trust Series 2002-4 2A1, 1.265%, 10/25/32	59,660	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.125%, 07/25/33	99,208	0.0
5,103,743	#	CIFC Funding 2006-2A B2L, 4.842%, 03/01/21	5,103,565	0.1
10,400,000	#	CIFC Funding 2006-I2A B1L, 2.442%, 03/01/21	10,260,234	0.2
6,500,000	#	Cornerstone CLO Ltd. 2007-1A C, 3.080%, 07/15/21	6,411,710	0.1
1,007,831		Countrywide Asset-Backed Certificates 2006-26 2A3, 0.695%, 06/25/37	977,409	0.0
3,466,455	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	3,556,462	0.1
4,117,122	#	DRB Prime Student Loan Trust 2015-D, 3.200%, 01/25/40	4,225,947	0.1
1,500,000	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	1,502,363	0.0
4,500,000		FFMLT Trust 2005-FF8 M2, 1.045%, 09/25/35	3,968,420	0.1
2,549,509	#	Fraser Sullivan CLO II Ltd. 2006-2A D, 2.357%, 12/20/20	2,546,508	0.1
1,500,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 4.357%, 12/20/20	1,480,293	0.0
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 2.088%, 04/19/21	1,540,136	0.0
2,875,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 2.007%, 05/01/22	2,846,977	0.1
2,793,447		GSAMP Trust 2006-HE6, 0.675%, 08/25/36	2,300,083	0.1
147,877		GSAMP Trust 2007-FM1 A2A, 0.595%, 12/25/36	82,921	0.0
5,778,480	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	5,928,374	0.1
6,212,273	#	HERO Funding Trust 2015-3A A, 4.280%, 09/20/41	6,451,073	0.1
997,381	#	Hillmark Funding Ltd. 2006-1A A1, 1.061%, 05/21/21	992,588	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 3.677%, 06/17/32	2,891,892	0.1
1,750,000	#	Landmark IX CDO Ltd. 2007-9A D, 2.130%, 04/15/21	1,749,379	0.0
1,812,928		Lehman XS Trust Series 2005-4 1A3, 1.325%, 10/25/35	1,768,503	0.0
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 1.085%, 10/25/34	55,155	0.0
1,500,000	#	Madison Park Funding III Ltd. 2006-3A D, 4.165%, 10/25/20	1,490,669	0.0
4,000,000	#	Madison Park Funding Ltd. 2007-6A E, 5.971%, 07/26/21	4,001,600	0.1
13,400,000	#	Magnetite CLO Ltd. 2016-18A A, 2.263%, 11/15/28	13,400,000	0.3
1,868,296	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	1,880,558	0.0
2,478,518	#	Marketplace Loan Trust Series 2015-AV2, 4.000%, 10/15/21	2,489,362	0.1
12,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.715%, 03/25/20	12,753,800	0.3
4,650,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.715%, 03/25/20	4,650,967	0.1
2,500,000	#	Ocean Trails CLO I 2006-1A B, 1.417%, 10/12/20	2,438,488	0.1
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.605%, 03/25/35	2,456,149	0.1
1,850,000		Popular ABS Mortgage Pass-Through Trust 2005-D, 4.184%, 01/25/36	1,842,655	0.0
8,200,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	8,184,668	0.2
293,542		Securitized Asset Backed Receivables LLC Trust 2007-HE1 A2A, 0.585%, 12/25/36	98,743	0.0
5,746,903		SG Mortgage Securities Trust 2006-OPT2 A2, 0.665%, 10/25/36	4,840,347	0.1
618,102		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/27	679,344	0.0
2,148,541		United States Small Business Administration 2008-10A 1, 5.471%, 03/10/18	2,269,235	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,154,267		United States Small Business Administration 2008-P10A 1, 5.902%, 02/10/18	$1,209,678	0.0
2,854,102	#	Sofi Consumer Loan Program 2016-1 LLC, 3.260%, 08/25/25	2,884,042	0.1
2,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	2,019,264	0.0
521,152	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	530,732	0.0
1,472,189		Specialty Underwriting & Residential Finance Trust Series 2005-BC2 M3, 1.500%, 12/25/35	1,339,505	0.0
1,909,775	#	SpringCastle America Funding LLC 2014-AA 4, 2.700%, 05/25/23	1,916,477	0.0
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,690,180	0.1
10,200,000		Symphony CLO IX L.P., 2.303%, 10/16/28	10,200,000	0.2
8,100,000	#	Symphony CLO XIV Ltd. 2014 -14A A2, 2.153%, 07/14/26	8,103,232	0.2
4,700,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	4,778,988	0.1
4,000,000	#	Telos CLO 2006-1A D Ltd., 2.365%, 10/11/21	3,954,040	0.1
1,400,000	#	Telos CLO 2006-1A E Ltd., 4.915%, 10/11/21	1,401,870	0.0
2,010,000	#	Trade MAPS 1 Ltd. 2013-1A C, 2.768%, 12/10/18	2,009,672	0.0
12,650,000		Wind River CLO Ltd. 2016-2A A, 2.363%, 10/27/28	12,650,000	0.3
			260,143,870	5.5

	Total Asset-Backed Securities (Cost $314,257,769)		317,993,042	6.7

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 13.8%
	Affiliated Investment Companies: 13.8%
8,485,303	Voya Emerging Markets Corporate Debt Fund - Class P	84,513,620	1.8
13,267,585	Voya Emerging Markets Hard Currency Debt Fund - Class P	131,614,444	2.8
8,231,094	@ Voya Emerging Markets Local Currency Debt Fund - Class P	62,803,249	1.3
2,284,184	Voya Floating Rate Fund Class P	22,590,579	0.5
12,007,986	Voya High Yield Bond Fund - Class P	96,544,205	2.0
12,024,829	Voya Investment Grade Credit Fund Class P	134,317,345	2.8
12,196,195	Voya Securitized Credit Fund Class P	124,645,114	2.6

	Total Mutual Funds (Cost $666,014,101)	657,028,556	13.8

	Total Long-Term Investments (Cost $4,689,664,143)	4,790,006,999	100.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Corporate Bonds/Notes: 0.2%
248,000	Anadarko Petroleum Corp., 6.375%, 09/15/17	258,605	0.0
1,010,000	Discover Financial Services, 6.450%, 06/12/17	1,042,640	0.0
4,607,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	4,638,259	0.1
2,328,000	Southwestern Electric Power Co., 5.550%, 01/15/17	2,355,647	0.1
		8,295,151	0.2

	U.S. Government Agency Obligations: 0.0%
2,072	Fannie Mae, 1.025%, 03/25/17	2,074	0.0
308	Fannie Mae, 5.500%, 12/01/16	308	0.0
33	Fannie Mae, 5.500%, 04/01/17	33	0.0
456	Fannie Mae, 6.000%, 01/01/17	456	0.0
175	Fannie Mae, 6.000%, 10/01/16	175	0.0
46	Fannie Mae, 6.000%, 02/01/17	46	0.0
23	Fannie Mae, 6.000%, 02/01/17	23	0.0
13	Fannie Mae, 6.000%, 03/01/17	13	0.0
801	Fannie Mae, 6.000%, 04/01/17	803	0.0
798	Fannie Mae, 6.000%, 04/01/17	801	0.0
506	Fannie Mae, 6.000%, 04/01/17	508	0.0
1,226	Fannie Mae, 6.000%, 04/01/17	1,235	0.0
655	Fannie Mae, 6.000%, 05/01/17	659	0.0
4,236	Fannie Mae, 6.000%, 05/01/17	4,275	0.0
2,524	Fannie Mae, 6.000%, 05/01/17	2,544	0.0
403	Fannie Mae, 6.000%, 05/01/17	403	0.0
33	Fannie Mae, 6.500%, 02/01/17	33	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
156	Fannie Mae, 6.500%, 02/01/17	$157	0.0
1,022	Fannie Mae, 6.500%, 03/01/17	1,030	0.0
18	Fannie Mae, 6.500%, 03/01/17	18	0.0
1,219	Fannie Mae, 6.500%, 04/01/17	1,221	0.0
6,130	Fannie Mae, 6.000%, 06/01/17	6,185	0.0
581	Fannie Mae, 6.000%, 06/01/17	584	0.0
4,655	Fannie Mae, 6.000%, 06/01/17	4,702	0.0
382	Fannie Mae, 6.000%, 07/01/17	383	0.0
1,832	Fannie Mae, 6.000%, 08/01/17	1,857	0.0
1,787	Fannie Mae, 6.000%, 08/01/17	1,797	0.0
1,153	Fannie Mae, 6.000%, 08/01/17	1,160	0.0
15,349	Fannie Mae, 6.000%, 09/01/17	15,524	0.0
3,525	Fannie Mae, 6.000%, 09/01/17	3,552	0.0
		52,559	0.0

	Securities Lending Collateralcc: 2.0%
22,974,388	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $22,975,276, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $23,434,794, due 02/01/21-08/01/46)	22,974,388	0.5
22,974,388	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $22,975,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $23,433,876, due 11/01/16-07/20/66)	22,974,388	0.5
22,974,388	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $22,975,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $23,433,876, due 10/13/16-09/09/49)	22,974,388	0.4
4,835,467	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $4,835,666, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $4,932,176, due 03/01/26-09/01/46)	4,835,467	0.1
22,974,400	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $22,975,533, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $23,434,987, due 04/15/18-09/09/49)	22,974,400	0.5
		96,733,031	2.0

	Foreign Government Bonds: 0.0%
500,000	Eksportfinans ASA, 5.500%, 06/26/17	513,105	0.0
500,000	Majapahit Holding BV, 7.250%, 06/28/17	519,250	0.0
		1,032,355	0.0

	U.S. Treasury Notes: 0.0%
150,000	United States Treasury Note, 0.500%, 02/28/17
	(Cost $149,900)	150,095	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
7,765,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $7,765,000)	$7,765,000	0.2

	Total Short-Term Investments (Cost $113,951,497)	114,028,191	2.4

	Total Investments in Securities (Cost $4,803,615,640)	$4,904,035,190	103.3
	Liabilities in Excess of Other Assets	(154,500,994)	(3.3)
	Net Assets	$4,749,534,196	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $4,805,714,163.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$136,963,467
Gross Unrealized Depreciation	(38,642,440)

Net Unrealized Appreciation	$98,321,027

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$657,028,556	$–	$–	$657,028,556
Corporate Bonds/Notes	–	1,545,495,975	–	1,545,495,975
Collateralized Mortgage Obligations	–	504,565,662	–	504,565,662

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Municipal Bonds	$–	$2,224,689	$–	$2,224,689
Short-Term Investments	7,765,000	106,263,191	–	114,028,191
U.S. Government Agency Obligations	–	1,113,735,975	–	1,113,735,975
U.S. Treasury Obligations	–	641,708,146	–	641,708,146
Asset-Backed Securities	–	313,903,042	4,090,000	317,993,042
Foreign Government Bonds	–	7,254,954	–	7,254,954
Total Investments, at fair value	$664,793,556	$4,235,151,634	$4,090,000	$4,904,035,190
Other Financial Instruments+
Centrally Cleared Swaps	–	21,448,595	–	21,448,595
Forward Foreign Currency Contracts	–	327,048	–	327,048
Futures	686,735	–	–	686,735
OTC Swaps	–	1,545,246	–	1,545,246
Total Assets	$665,480,291	$4,258,472,523	$4,090,000	$4,928,042,814
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(24,651,065)	$–	$(24,651,065)
Forward Foreign Currency Contracts	–	(1,029,773)	–	(1,029,773)
Futures	(3,677,196)	–	–	(3,677,196)
OTC Swaps	–	(315,375)	–	(315,375)
Total Liabilities	$(3,677,196)	$(25,996,213)	$–	$(29,673,409)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$75,893,382	$3,219,538	$-	$5,400,700	$84,513,620	$3,219,537	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	114,426,869	5,767,679	-	11,419,896	131,614,444	5,767,679	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	56,096,074	498,822	-	6,208,353	62,803,249	498,823	-	-
Voya Floating Rate Fund - Class P	21,237,355	791,265	-	561,959	22,590,579	791,265	-	-
Voya High Yield Bond Fund - Class P	96,391,981	4,442,194	(11,699,762)	7,409,792	96,544,205	4,440,302	(979,762)	-
Voya Investment Grade Credit Fund - Class P	121,933,330	3,505,778	-	8,878,237	134,317,345	3,505,500	-	-
Voya Securitized Credit Fund - Class P	117,360,889	4,629,841	-	2,654,384	124,645,114	4,629,840	-	-
	$603,339,880	$22,855,117	$(11,699,762)	$42,533,321	$657,028,556	$22,852,946	$(979,762)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Indonesian Rupiah	50,194,746,125	Buy	10/07/16	$3,811,294	$3,845,720	$34,426
Barclays Bank PLC	Malaysian Ringgit	20,214,909	Buy	10/07/16	4,878,821	4,888,792	9,971
Barclays Bank PLC	Philippine Peso	30,666,069	Buy	10/07/16	639,010	632,513	(6,497)
Citigroup, Inc.	Czech Koruna	19,403,537	Buy	11/18/16	806,586	808,111	1,525
Deutsche Bank AG	Thai Baht	142,019,697	Buy	10/07/16	4,083,314	4,098,509	15,195
Goldman Sachs & Co.	Singapore Dollar	1,301,141	Buy	10/07/16	964,144	954,146	(9,998)
Morgan Stanley	Singapore Dollar	1,301,141	Buy	12/16/16	954,969	954,419	(550)
							$44,072

Bank of America	Indonesian Rupiah	50,194,746,125	Sell	12/16/16	$3,774,041	$3,821,025	$(46,984)
Barclays Bank PLC	Philippine Peso	30,666,070	Sell	10/07/16	643,934	632,512	11,422
Barclays Bank PLC	Malaysian Ringgit	20,214,909	Sell	12/16/16	4,867,426	4,888,680	(21,254)
Barclays Bank PLC	Philippine Peso	30,666,070	Sell	12/16/16	634,843	631,950	2,893
Barclays Bank PLC	Russian Ruble	225,086,922	Sell	11/18/16	3,287,980	3,544,392	(256,412)
BNP Paribas Bank	Thai Baht	142,019,697	Sell	10/07/16	4,040,505	4,098,510	(58,005)
BNP Paribas Bank	Colombian Peso	6,651,495,118	Sell	12/02/16	2,088,382	2,282,208	(193,826)
BNP Paribas Bank	Brazilian Real	10,946,559	Sell	12/02/16	3,224,793	3,308,142	(83,349)
BNP Paribas Bank	Mexican Peso	78,679,027	Sell	12/02/16	4,103,894	4,030,125	73,769
Deutsche Bank AG	Thai Baht	142,019,697	Sell	12/16/16	4,079,982	4,094,517	(14,535)
Deutsche Bank AG	Turkish Lira	11,701,978	Sell	11/18/16	3,784,922	3,862,951	(78,029)
Deutsche Bank AG	Polish Zloty	13,782,743	Sell	11/18/16	3,572,176	3,600,663	(28,487)
Deutsche Bank AG	South African Rand	56,586,342	Sell	11/18/16	3,963,860	4,087,153	(123,293)
Deutsche Bank AG	Hungarian Forint	884,306,740	Sell	11/18/16	3,190,726	3,225,256	(34,530)
Goldman Sachs & Co.	Romanian New Leu	2,063,414	Sell	11/18/16	519,728	522,072	(2,344)
JPMorgan Chase & Co.	Indonesian Rupiah	50,194,746,125	Sell	10/07/16	3,774,041	3,845,721	(71,680)
JPMorgan Chase & Co.	Malaysian Ringgit	20,214,909	Sell	10/07/16	5,065,885	4,888,792	177,093

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Singapore Dollar	1,301,141	Sell	10/07/16	$954,900	$954,146	$754
							$(746,797)

At September 30, 2016, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	1,406	12/20/16	$184,361,750	$160,923
U.S. Treasury 2-Year Note	467	12/30/16	102,024,911	68,355
U.S. Treasury 5-Year Note	1,148	12/30/16	139,499,943	329,982
U.S. Treasury Ultra Long Bond	841	12/20/16	154,638,875	(3,393,007)
			$580,525,479	$(2,833,747)
Short Contracts
U.S. Treasury Long Bond	(56)	12/20/16	(9,416,750)	127,475
U.S. Treasury Ultra 10-Year Note	(366)	12/20/16	(52,761,188)	(284,189)
			$(62,177,938)	$(156,714)

At September 30, 2016, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 26, Version 1	Buy	(5.000)	Intercontinental Exchange	06/20/21	USD	75,000,000	$(3,849,600)	$(1,185,433)
CDX North American Investment Grade Index Series 26, Version 1	Buy	(1.000)	Intercontinental Exchange	06/20/21	USD	125,000,000	(1,771,625)	(416,466)
							$(5,621,225)	$(1,601,899)

At September 30, 2016, the following over-the-counter credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX Emerging Markets Index Series 25, Version 1	Buy	(1.000)	06/20/21	USD	25,000,000	$1,545,246	$1,679,690	$(134,444)
							$1,545,246	$1,679,690	$(134,444)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.372% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/30	USD	50,908,000	$4,825,601	$4,825,601
Receive a fixed rate equal to 2.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/35	USD	29,003,000	3,746,750	3,746,750
Receive a fixed rate equal to 2.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/40	USD	40,443,000	6,603,691	6,603,691

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.619%	Chicago Mercantile Exchange	10/13/45	USD	35,916,000	$(6,827,345)	$(6,827,345)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.004%	Chicago Mercantile Exchange	08/15/18	USD	378,511,000	20,845	20,845
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	(8,030,844)	(8,030,844)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/13/20	USD	225,664,000	2,918,557	2,918,557
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.780%	Chicago Mercantile Exchange	10/13/22	USD	112,415,000	(3,425,413)	(3,425,413)
Receive a fixed rate equal to 2.126% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/10/26	USD	159,717,000	2,816,881	2,816,881
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.618%	Chicago Mercantile Exchange	06/27/26	USD	21,168,000	(275,685)	(275,685)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.621%	Chicago Mercantile Exchange	06/27/26	USD	21,168,000	(281,591)	(281,591)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.646%	Chicago Mercantile Exchange	06/27/26	USD	21,168,000	(329,822)	(329,822)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.620%	Chicago Mercantile Exchange	06/27/26	USD	21,169,000	(279,635)	(279,635)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.625%	Chicago Mercantile Exchange	06/27/26	USD	12,444,000	(169,126)	(169,126)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	06/28/26	USD	159,717,000	(913,784)	(913,784)
Receive a fixed rate equal to 1.371% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/26	USD	50,700,000	(502,164)	(502,164)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.394%	Chicago Mercantile Exchange	07/14/26	USD	50,700,000	408,600	408,600
Receive a fixed rate equal to 1.356% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/26	USD	93,940,000	(1,087,763)	(1,087,763)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.469%	Chicago Mercantile Exchange	07/19/26	USD	93,940,000	107,670	107,670
Receive a fixed rate equal to 1.476% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/15/26	USD	87,679,000	(82,657)	(82,657)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.538%	Chicago Mercantile Exchange	09/22/26	USD	4,716,387	(21,441)	(21,441)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.539%	Chicago Mercantile Exchange	09/22/26	USD	31,868,000	(146,691)	(146,691)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.545%	Chicago Mercantile Exchange	09/22/26	USD	6,287,000	(32,824)	(32,824)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	31,421,000	(199,892)	(199,892)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.558%	Chicago Mercantile Exchange	09/22/26	USD	31,428,000	(201,430)	(201,430)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.561%	Chicago Mercantile Exchange	09/22/26	USD	35,704,613	(241,059)	(241,059)
					$(1,600,571)	$(1,600,571)

At September 30, 2016, the following over-the-counter volatility swaps were outstanding for Voya Intermediate Bond Portfolio:

Reference Entity	Counterparty	Pay/ Receive Volatility	Volatility Strike Rate	Expiration Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
AUD vs. USD	JPMorgan Chase & Co.	Receive	9.650%	10/19/16	USD	35,354,800	$(315,375)	$(315,375)
			Total Volatility Swaps				$(315,375)	$(315,375)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$327,048
Interest rate contracts	Futures contracts	686,735
Credit contracts	Credit default swaps	1,545,246
Interest rate contracts	Interest rate swaps	21,448,595
Total Asset Derivatives		$24,007,624

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,029,773
Interest rate contracts	Futures contracts	3,677,196
Credit contracts	Credit default swaps	1,601,899
Foreign exchange contracts	Volatility swaps	315,375
Interest rate contracts	Interest rate swaps	23,049,166
Total Liability Derivatives		$29,673,409

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$34,426	$24,286	$73,769	$1,525	$15,195	$-	$177,093	$754	$327,048
Credit default swaps	-	1,545,246	-	-	-	-	-	-	1,545,246
Total Assets	$34,426	$1,569,532	$73,769	$1,525	$15,195	$-	$177,093	$754	$1,872,294

Liabilities:
Forward foreign currency contracts	$46,984	$284,163	$335,180	$-	$278,874	$12,342	$71,680	$550	$1,029,773
Volatility swaps	-	-	-	-	-	-	315,375	-	315,375
Total Liabilities	$46,984	$284,163	$335,180	$-	$278,874	$12,342	$387,055	$550	$1,345,148

Net OTC derivative instruments by counterparty, at fair value	$(12,558)	$1,285,369	$(261,411)	$1,525	$(263,679)	$(12,342)	$(209,962)	$204	$527,146

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$(1,285,369)	$261,411	$-	$-	$-	$-	$-	$(1,023,958)

Net Exposure(1)(2)	$(12,558)	$-	$-	$1,525	$(263,679)	$(12,342)	$(209,962)	$204	$(496,812)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2016, the Portfolio had pledged $510,000 in cash collateral to BNP Paribas Bank. At September 30, 2016, Barclays Bank PLC had pledged $1,301,000 in cash collateral to the Portfolio. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016